GE LIFE & ANNUITY SEPARATE ACCOUNT II

Financial Statements

Year ended December 31, 2003

(With Independent Auditors’ Report Thereon)

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Table of Contents

December 31, 2003

Independent Auditors’ Report

Policy Owners

GE Life & Annuity Separate Account II

and

The Board of Directors

GE Life and Annuity Assurance Company:

We have audited the accompanying statements of assets and liabilities of GE Life & Annuity Separate Account II (the Account) (comprising the AIM Variable Insurance Funds — AIM V.I. Basic Value Fund-Series II Shares, AIM V.I. Capital Appreciation Fund-Series I Shares, AIM V.I. Growth Fund-Series I Shares, AIM V.I. Premier Equity Fund-Series I Shares; The Alger American Fund — Alger American Growth Portfolio-Class O Shares, Alger American Small Capitalization Portfolio-Class O Shares; AllianceBernstein Variable Products Series Fund, Inc. — Growth and Income Portfolio-Class B, Premier Growth Portfolio-Class B, Quasar Portfolio-Class B, Technology Portfolio-Class B; Dreyfus — Dreyfus Investment Portfolios-Emerging Markets Portfolio-Initial Shares, The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares; Eaton Vance Variable Trust — VT Floating-Rate Income Fund, VT Worldwide Health Sciences Fund; Federated Insurance Series — Federated American Leaders Fund II-Primary Shares, Federated Capital Income Fund II, Federated High Income Bond Fund II-Primary Shares, Federated High Income Bond Fund II-Service Shares, Federated International Small Company Fund II, Federated Kaufmann Fund II-Service Shares; Fidelity Variable Insurance Products Fund (VIP) — VIP Equity-Income Portfolio-Initial Class, VIP Equity-Income Portfolio-Service Class 2, VIP Growth Portfolio-Initial Class, VIP Growth Portfolio-Service Class 2, VIP Overseas Portfolio-Initial Class; Fidelity Variable Insurance Products Fund II (VIP II) — VIP II Asset ManagerSM Portfolio-Initial Class, VIP II Contrafund® Portfolio-Initial Class, VIP II Contrafund® Portfolio-Service Class 2; Fidelity Variable Insurance Products Fund III (VIP III) — VIP III Dynamic Capital Appreciation Portfolio-Service Class 2, VIP III Growth & Income Portfolio-Initial Class, VIP III Growth & Income Portfolio-Service Class 2, VIP III Growth Opportunities Portfolio-Initial Class, VIP III Mid Cap Portfolio-Service Class 2; GE Investments Funds, Inc. — Global Income Fund, Income Fund, International Equity Fund, Mid-Cap Value Equity Fund, Money Market Fund, Premier Growth Equity Fund, Real Estate Securities Fund, S&P 500® Index Fund, Small-Cap Value Equity Fund, Total Return Fund, U.S. Equity Fund, Value Equity Fund; Goldman Sachs Variable Insurance Trust — Goldman Sachs Growth and Income Fund, Goldman Sachs Mid Cap Value Fund; Greenwich Street Series Fund — Salomon Brothers Variable Emerging Growth Fund-Class II; Janus Aspen Series — Balanced Portfolio-Institutional Shares, Balanced Portfolio-Service Shares, Capital Appreciation Portfolio-Institutional Shares, Capital Appreciation Portfolio-Service Shares, Flexible Income Portfolio-Institutional Shares, Global Life Sciences Portfolio-Service Shares, Global Technology Portfolio-Service Shares, Growth Portfolio-Institutional Shares, Growth Portfolio-Service Shares, International Growth Portfolio-Institutional Shares, International Growth Portfolio-Service Shares, Mid Cap Growth Portfolio-Service Shares, Mid Cap Growth Portfolio-Institutional Shares, Worldwide Growth Portfolio-Institutional Shares, Worldwide Growth Portfolio-Service Shares; MFS® Variable Insurance Trust — MFS® Investors Growth Stock Series-Service Class Shares, MFS® Investors Trust Series-Service Class Shares, MFS® New Discovery Series-Service Class Shares, MFS® Utilities Series-Service Class Shares; Nations Separate Account Trust — Nations Marsico Growth Portfolio, Nations Marsico International Opportunities Portfolio; Oppenheimer Variable Account Funds — Oppenheimer Aggressive Growth Fund/VA, Oppenheimer Aggressive Growth Fund/VA-Service Shares, Oppenheimer Bond Fund/VA, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Capital Appreciation Fund/VA-Service Shares, Oppenheimer Global Securities Fund/VA-Service Shares, Oppenheimer High Income Fund/VA, Oppenheimer Main Street Fund/VA-Service Shares, Oppenheimer Main Street Small Cap Fund/VA-Service Shares, Oppenheimer Multiple Strategies Fund/VA; PBHG Insurance Series Fund, Inc. — PBHG Growth II Portfolio, PBHG Large Cap Growth Portfolio; PIMCO Variable Insurance Trust — Foreign Bond Portfolio-Administrative Class Shares, High Yield Portfolio-Administrative Class Shares, Long-Term U.S. Government Portfolio-Administrative Class Shares, Total Return Portfolio-Administrative Class Shares; The Prudential Series Fund, Inc. — Jennison 20/20 Focus Portfolio-Class II, Jennison Portfolio-Class II; Rydex Variable Trust — OTC Fund; Salomon Brothers Variable Series Fund Inc — Salomon Brothers Variable All Cap Fund-Class II, Salomon Brothers Variable Investors Fund-Class I, Salomon Brothers Variable Strategic Bond Fund-Class I, Salomon Brothers Variable Total Return Fund-Class I; and Van Kampen Life Investment Trust — Comstock Portfolio-Class II Shares, Emerging Growth Portfolio-Class II Shares) as of December 31, 2003, the related statements of operations for the year or lesser period then ended, the statements of changes in net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the three year period then ended. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting GE Life & Annuity Separate Account II as of December 31, 2003, the results of their operations for the year or lesser period then ended, the changes in their net assets for each of the years or lesser periods in the two year period then ended, and their financial highlights for each of the years or lesser periods in the three year period then ended in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

Richmond, Virginia

February 18, 2004

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Assets and Liabilities

December 31, 2003

	AIM Variable Insurance Funds				The Alger American Fund		AllianceBernstein Variable Products Series Fund, Inc.
	AIM V.I. Basic Value Fund — Series II Shares	AIM V.I. Capital Appreciation Fund — Series I Shares	AIM V.I. Growth Fund — Series I Shares	AIM V.I. Premier Equity Fund — Series I Shares	Alger American Growth Portfolio — Class O Shares	Alger American Small Capitalization Portfolio — Class O Shares	Growth and Income Portfolio — Class B	Premier Growth Portfolio — Class B	Quasar Portfolio — Class B	Technology Portfolio — Class B
Assets
Investments at fair market value (note 2a)	$53,532	223,721	193,701	336,679	3,163,789	1,630,174	1,663,273	217,151	76,982	9,849
Dividend receivable	—	—	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—	7	4	—	—	—	—
Receivable for units sold	—	—	—	211	985	—	14	—	—	—

Total assets	53,532	223,721	193,701	336,890	3,164,781	1,630,178	1,663,287	217,151	76,982	9,849

Liabilities
Accrued expenses payable to affiliate (note 4c)	2	4	4	8	61	32	34	4	1	—
Payable for units withdrawn	—	—	—	—	—	—	—	—	—	—

Total liabilities	2	4	4	8	61	32	34	4	1	—

Net assets attributable to variable life policy owners	$53,530	223,717	193,697	336,882	3,164,720	1,630,146	1,663,253	217,147	76,981	9,849

Outstanding units (note 2b, 4a, and 5): Type I	—	—	—	—	70,632	88,815	4,918	—	—	—

Net asset value per unit: Type I	$—	—	—	—	17.52	9.20	12.36	—	—	—

Outstanding units (note 2b, 4a, and 5): Type II	4,019	37,073	40,947	46,144	110,002	88,375	136,367	34,350	10,174	722

Net asset value per unit: Type II	$12.97	5.72	4.55	6.81	17.52	9.20	10.29	5.93	7.22	13.25

Outstanding units (note 2b, 4a, and 5): Type III	108	1,130	758	2,383	—	—	18,031	1,413	323	21

Net asset value per unit: Type III	$13.03	10.32	9.75	9.50	—	—	11.05	9.52	10.91	13.31

Investments in securities, at cost	$47,945	194,574	169,579	306,216	3,669,047	1,759,494	1,508,014	208,876	63,311	9,405

Shares outstanding	5,045	10,513	13,061	16,643	95,037	93,796	76,932	10,181	7,637	686

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

December 31, 2003

	Dreyfus		Eaton Vance Variable Trust		Federated Insurance Series
	Dreyfus Investment Portfolios — Emerging Markets Portfolio — Initial Shares	The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	VT Floating- Rate Income Fund	VT Worldwide Health Sciences Fund	Federated American Leaders Fund II — Primary Shares	Federated Capital Income Fund II	Federated High Income Bond Fund II — Primary Shares	Federated High Income Bond Fund II — Service Shares	Federated International Small Company Fund II	Federated Kaufmann Fund II — Service Shares
Assets
Investments at fair market value (note 2a)	$—	63,286	4,088	43,966	874,285	325,820	712,437	271,244	—	112,809
Dividend receivable	—	—	7	—	—	—	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—	1	—	—	1	—	—
Receivable for units sold	—	316	—	—	—	—	—	—	—	—

Total assets	—	63,602	4,095	43,966	874,286	325,820	712,437	271,245	—	112,809

Liabilities
Accrued expenses payable to affiliate (note 4c)	—	1	8	2	17	6	14	3	—	3
Payable for units withdrawn	—	—	—	—	24	—	—	—	—	—

Total liabilities	—	1	8	2	41	6	14	3	—	3

Net assets attributable to variable life policy owners	$—	63,601	4,087	43,964	874,245	325,814	712,423	271,242	—	112,806

Outstanding units (note 2b, 4a, and 5): Type I	—	—	—	—	26,786	11,831	17,323	—	—	—

Net asset value per unit: Type I	$—	—	—	—	17.53	13.70	17.64	—	—	—

Outstanding units (note 2b, 4a, and 5): Type II	—	9,897	401	3,673	23,085	11,951	23,064	13,385	—	8,431

Net asset value per unit: Type II	$—	5.92	10.19	11.97	17.53	13.70	17.64	11.37	—	13.38

Outstanding units (note 2b, 4a, and 5): Type III	—	532	—	—	—	—	—	9,759	—	—

Net asset value per unit: Type III	$—	9.42	—	—	—	—	—	12.20	—	—

Investments in securities, at cost	$—	59,090	4,077	42,520	787,932	399,281	690,403	253,512	—	105,242

Shares outstanding	—	2,660	406	4,156	45,774	38,604	89,166	34,033	—	9,896

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

December 31, 2003

	Fidelity Variable Insurance Products Fund (VIP)					Fidelity Variable Insurance Products Fund II (VIP II)
	VIP Equity- Income Portfolio — Initial Class	VIP Equity- Income Portfolio — Service Class 2	VIP Growth Portfolio — Initial Class	VIP Growth Portfolio — Service Class 2	VIP Overseas Portfolio — Initial Class	VIP II Asset ManagerSM Portfolio — Initial Class	VIP II Contrafund® Portfolio — Initial Class	VIP II Contrafund® Portfolio — Service Class 2
Assets
Investments at fair market value (note 2a)	$7,835,110	933,204	7,190,960	1,029,243	2,004,134	2,912,958	6,802,827	1,155,349
Dividend receivable	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4b)	3	2	2	1	4	4	—	—
Receivable for units sold	3,892	—	2,285	14	47	12	360	2

Total assets	7,839,005	933,206	7,193,247	1,029,258	2,004,185	2,912,974	6,803,187	1,155,351

Liabilities
Accrued expenses payable to affiliate (note 4c)	150	15	138	20	38	56	134	21
Payable for units withdrawn	12	84	10	—	—	17	3,954	279

Total liabilities	162	99	148	20	38	73	4,088	300

Net assets attributable to variable life policy owners	$7,838,843	933,107	7,193,099	1,029,238	2,004,147	2,912,901	6,799,099	1,155,051

Outstanding units (note 2b, 4a, and 5): Type I	117,925	—	94,294	—	61,054	83,772	114,659	—

Net asset value per unit: Type I	$51.06	—	53.72	—	27.02	30.96	30.67	—

Outstanding units (note 2b, 4a, and 5): Type II	35,597	77,554	39,606	140,851	13,119	10,314	107,026	107,149

Net asset value per unit: Type II	$51.06	10.37	53.72	6.50	27.02	30.96	30.67	9.26

Outstanding units (note 2b, 4a, and 5): Type III	—	11,384	—	11,662	—	—	—	13,743

Net asset value per unit: Type III	$—	11.32	—	9.75	—	—	—	11.85

Investments in securities, at cost	$7,229,609	825,264	7,903,886	953,353	2,015,086	2,978,628	6,381,127	975,982

Shares outstanding	338,012	40,645	231,668	33,504	128,553	201,449	294,113	50,386

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

December 31, 2003

	Fidelity Variable Insurance Products Fund III (VIP III)					GE Investments Funds, Inc.
	VIP III Dynamic Capital Appreciation Portfolio — Service Class 2	VIP III Growth & Income Portfolio — Initial Class	VIP III Growth & Income Portfolio — Service Class 2	VIP III Growth Opportunities Portfolio — Initial Class	VIP III Mid Cap Portfolio — Service Class 2	Global Income Fund	Income Fund	International Equity Fund	Mid-Cap Value Equity Fund	Money Market Fund	Premier Growth Equity Fund
Assets
Investments at fair market value (note 2a)	$2,106	1,718,292	327,107	423,423	1,157,283	275,006	1,717,291	704,515	2,631,215	11,698,393	1,914,668
Dividend receivable	—	—	—	—	—	—	—	—	—	6,558	—
Receivable from affiliate (note 4b)	—	—	1	—	3	—	—	2	5	—	—
Receivable for units sold	—	—	422	—	193	—	16	—	173	37,621	16

Total assets	2,106	1,718,292	327,530	423,423	1,157,479	275,006	1,717,307	704,517	2,631,393	11,742,572	1,914,684

Liabilities
Accrued expenses payable to affiliate (note 4c)	1	35	5	8	22	5	38	13	48	6,798	41
Payable for units withdrawn	—	38,316	—	—	—	—	—	—	69	241	36

Total liabilities	1	38,351	5	8	22	5	38	13	117	7,039	77

Net assets attributable to variable life policy owners	$2,105	1,679,941	327,525	423,415	1,157,457	275,001	1,717,269	704,504	2,631,276	11,735,533	1,914,607

Outstanding units (note 2b, 4a, and 5): Type I	—	32,628	—	11,634	2,380	8,110	44,806	17,570	39,861	202,661	33,685

Net asset value per unit: Type I	$—	15.29	—	11.07	14.00	13.16	13.84	13.51	19.71	19.48	10.06

Outstanding units (note 2b, 4a, and 5): Type II	177	77,244	31,503	26,615	89,513	12,787	77,398	34,577	87,431	383,069	150,000

Net asset value per unit: Type II	$11.90	15.29	8.69	11.07	11.74	13.16	13.84	13.51	19.71	19.48	10.06

Outstanding units (note 2b, 4a, and 5): Type III	—	—	4,955	—	5,791	—	2,332	—	10,448	31,882	6,343

Net asset value per unit: Type III	$—	—	10.85	—	12.65	—	11.14	—	11.71	10.21	10.52

Investments in securities, at cost	$1,990	1,670,313	296,240	419,154	925,149	251,552	1,762,312	660,117	2,298,518	11,698,393	1,774,768

Shares outstanding	300	129,585	24,989	28,097	48,280	23,545	136,185	82,690	150,527	11,698,393	27,174

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

December 31, 2003

	GE Investments Funds, Inc. (continued)						Goldman Sachs Variable Insurance Trust		Greenwich Street Series Fund
	Real Estate Securities Fund	S&P 500® Index Fund	Small-Cap Value Equity Fund	Total Return Fund	U.S. Equity Fund	Value Equity Fund	Goldman Sachs Growth and Income Fund	Goldman Sachs Mid Cap Value Fund	Salomon Brothers Variable Emerging Growth Fund — Class II
Assets
Investments at fair market value (note 2a)	$1,790,788	13,040,142	823,003	2,319,199	1,245,638	313,650	202,111	1,714,277	3,592
Dividend receivable	—	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4b)	3	—	2	—	4	—	1	4	—
Receivable for units sold	141	579	—	486	—	—	—	30	—

Total assets	1,790,932	13,040,721	823,005	2,319,685	1,245,642	313,650	202,112	1,714,311	3,592

Liabilities
Accrued expenses payable to affiliate (note 4c)	34	256	13	45	23	5	4	33	1
Payable for units withdrawn	—	444	339	—	—	—	—	36	—

Total liabilities	34	700	352	45	23	5	4	69	1

Net assets attributable to variable life policy owners	$1,790,898	13,040,021	822,653	2,319,640	1,245,619	313,645	202,108	1,714,242	3,591

Outstanding units (note 2b, 4a, and 5): Type I	26,702	89,863	1,173	32,449	13,281	—	6,641	41,257	—

Net asset value per unit: Type I	$29.56	48.49	12.89	43.21	11.20	—	8.62	14.77	—

Outstanding units (note 2b, 4a, and 5): Type II	32,239	175,964	46,706	21,189	91,590	21,350	16,805	74,805	128

Net asset value per unit: Type II	$29.56	48.49	12.64	43.21	11.20	9.10	8.62	14.77	12.64

Outstanding units (note 2b, 4a, and 5): Type III	3,854	14,324	19,851	166	6,852	11,293	—	—	156

Net asset value per unit: Type III	$12.61	10.48	10.94	11.55	10.37	10.57	—	—	12.70

Investments in securities, at cost	$1,592,435	12,402,412	717,340	2,213,807	1,229,747	281,221	182,193	1,439,700	3,467

Shares outstanding	106,785	635,794	64,600	153,691	39,569	34,773	20,211	128,218	186

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

December 31, 2003

	Janus Aspen Series
	Balanced Portfolio — Institutional Shares	Balanced Portfolio — Service Shares	Capital Appreciation Portfolio — Institutional Shares	Capital Appreciation Portfolio — Service Shares	Flexible Income Portfolio — Institutional Shares	Global Life Sciences Portfolio — Service Shares	Global Technology Portfolio — Service Shares	Growth Portfolio — Institutional Shares	Growth Portfolio — Service Shares	International Growth Portfolio — Institutional Shares	International Growth Portfolio — Service Shares
Assets
Investments at fair market value (note 2a)	$4,949,725	1,502,526	2,498,309	322,322	918,128	239,117	286,421	5,322,952	219,563	2,326,374	389,471
Dividend receivable	—	—	—	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4b)	—	5	2	1	—	—	—	2	—	—	—
Receivable for units sold	21	14	—	—	986	—	—	683	—	—	—

Total assets	4,949,746	1,502,545	2,498,311	322,323	919,114	239,117	286,421	5,323,637	219,563	2,326,374	389,471

Liabilities
Accrued expenses payable to affiliate (note 4c)	104	28	48	4	19	6	7	102	5	48	5
Payable for units withdrawn	—	582	210,614	—	—	—	—	—	—	34	—

Total liabilities	104	610	210,662	4	19	6	7	102	5	82	5

Net assets attributable to variable life policy owners	$4,949,642	1,501,935	2,287,649	322,319	919,095	239,111	286,414	5,323,535	219,558	2,326,292	389,466

Outstanding units (note 2b, 4a, and 5): Type I	86,999	—	20,483	—	18,703	2,748	15,204	117,163	—	43,369	—

Net asset value per unit: Type I	$24.14	—	20.74	—	18.08	8.32	3.63	21.14	—	18.31	—

Outstanding units (note 2b, 4a, and 5): Type II	118,040	148,936	89,818	35,232	32,132	25,559	62,665	134,660	36,456	83,681	38,190

Net asset value per unit: Type II	$24.14	9.62	20.74	6.37	18.08	8.32	3.63	21.14	5.87	18.31	6.51

Outstanding units (note 2b, 4a, and 5): Type III	—	6,387	—	9,123	—	378	396	—	541	—	12,887

Net asset value per unit: Type III	$—	10.83	—	10.73	—	9.50	9.46	—	10.29	—	10.93

Investments in securities, at cost	$4,906,260	1,432,208	2,802,329	299,544	896,833	231,712	298,324	6,181,134	208,947	2,395,657	336,574

Shares outstanding	215,393	63,078	119,880	15,586	73,509	34,705	81,139	276,805	11,532	100,884	17,015

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

December 31, 2003

	Janus Aspen Series (continued)				MFS® Variable Insurance Trust				Nations Separate Account Trust
	Mid Cap Growth Portfolio — Service Shares	Mid Cap Growth Portfolio — Institutional Shares	Worldwide Growth Portfolio — Institutional Shares	Worldwide Growth Portfolio — Service Shares	MFS® Investors Growth Stock Series — Service Class Shares	MFS® Investors Trust Series — Service Class Shares	MFS® New Discovery Series — Service Class Shares	MFS® Utilities Series — Service Class Shares	Nations Marsico Growth Portfolio	Nations Marsico International Opportunities Portfolio
Assets
Investments at fair market value (note 2a)	$345,303	4,613,150	6,211,817	383,886	195,513	117,145	677,035	388,841	25,732	109,786
Dividend receivable	—	—	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4b)	—	—	11	2	—	—	—	—	—	—
Receivable for units sold	—	380	2,524	—	—	—	—	—	590	—

Total assets	345,303	4,613,530	6,214,352	383,888	195,513	117,145	677,035	388,841	26,322	109,786

Liabilities
Accrued expenses payable to affiliate (note 4c)	7	92	119	6	4	2	14	7	1	1
Payable for units withdrawn	—	—	204,162	—	—	—	292	—	—	—

Total liabilities	7	92	204,281	6	4	2	306	7	1	1

Net assets attributable to variable life policy owners	$345,296	4,613,438	6,010,071	383,882	195,509	117,143	676,729	388,834	26,321	109,785

Outstanding units (note 2b, 4a, and 5): Type I	—	107,769	150,208	—	—	—	1,277	—	—	—

Net asset value per unit: Type I	$—	20.22	23.47	—	—	—	12.80	—	—	—

Outstanding units (note 2b, 4a, and 5): Type II	72,473	120,393	105,867	54,662	33,326	14,833	75,499	49,227	2,119	2,081

Net asset value per unit: Type II	$3.93	20.22	23.47	6.05	5.68	7.67	7.61	7.52	12.42	13.46

Outstanding units (note 2b, 4a, and 5): Type III	5,498	—	—	5,318	651	333	8,803	1,575	—	6,048

Net asset value per unit: Type III	$11.00	—	—	10.00	9.55	10.12	9.75	11.84	—	13.52

Investments in securities, at cost	$310,026	6,036,033	7,099,688	367,050	186,348	112,612	633,474	359,827	24,654	99,655

Shares outstanding	16,404	215,568	240,582	14,937	22,814	7,204	48,883	24,502	1,747	8,096

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

December 31, 2003

	Oppenheimer Variable Account Funds
	Oppenheimer Aggressive Growth Fund/VA	Oppenheimer Aggressive Growth Fund/VA — Service Shares	Oppenheimer Bond Fund/VA	Oppenheimer Capital Appreciation Fund/VA	Oppenheimer Capital Appreciation Fund/VA — Service Shares	Oppenheimer Global Securities Fund/VA — Service Shares	Oppenheimer High Income Fund/VA	Oppenheimer Main Street Fund/VA — Service Shares	Oppenheimer Main Street Small Cap Fund/VA — Service Shares	Oppenheimer Multiple Strategies Fund/VA
Assets
Investments at fair market value (note 2a)	$3,498,374	35,344	1,219,959	4,577,555	4,198	573,197	3,231,267	602,351	11,929	1,431,694
Dividend receivable	—	—	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—	—	—	—	2	—	—
Receivable for units sold	120	—	—	15	16	150	629	—	—	2,771

Total assets	3,498,494	35,344	1,219,959	4,577,570	4,214	573,347	3,231,896	602,353	11,929	1,434,465

Liabilities
Accrued expenses payable to affiliate (note 4c)	68	1	24	89	1	11	66	11	—	28
Payable for units withdrawn	—	—	—	37	—	300	—	14	—	13

Total liabilities	68	1	24	126	1	311	66	25	—	41

Net assets attributable to variable life policy owners	$3,498,426	35,343	1,219,935	4,577,444	4,213	573,036	3,231,830	602,328	11,929	1,434,424

Outstanding units (note 2b, 4a, and 5): Type I	57,336	—	20,122	48,987	—	—	47,580	—	—	22,613

Net asset value per unit: Type I	$44.54	—	30.12	59.30	—	—	40.93	—	—	41.13

Outstanding units (note 2b, 4a, and 5): Type II	21,210	2,599	20,380	28,204	333	56,356	31,380	67,943	730	12,263

Net asset value per unit: Type II	$44.54	12.06	30.12	59.30	12.37	9.18	40.93	8.09	13.78	41.13

Outstanding units (note 2b, 4a, and 5): Type III	—	330	—	—	8	4,788	—	4,945	135	—

Net asset value per unit: Type III	$—	12.12	—	—	12.43	11.63	—	10.65	13.84	—

Investments in securities, at cost	$4,298,783	35,571	1,184,343	4,502,081	3,936	475,317	3,355,076	542,297	10,666	1,346,957

Shares outstanding	95,298	967	106,826	131,918	122	22,965	375,292	31,537	890	89,931

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

December 31, 2003

	PBHG Insurance Series Fund, Inc.		PIMCO Variable Insurance Trust				The Prudential Series Fund, Inc.		Rydex Variable Trust
	PBHG Growth II Portfolio	PBHG Large Cap Growth Portfolio	Foreign Bond Portfolio — Administrative Class Shares	High Yield Portfolio — Administrative Class Shares	Long-Term U.S. Government Portfolio — Administrative Class Shares	Total Return Portfolio — Administrative Class Shares	Jennison 20/20 Focus Portfolio — Class II	Jennison Portfolio — Class II	OTC Fund
Assets
Investments at fair market value (note 2a)	$691,094	876,133	54,193	389,506	704,768	1,611,279	11	649	70,846
Dividend receivable	—	—	103	2,223	1,464	2,829	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—	—	—	—	—	—
Receivable for units sold	—	—	—	245	253	508	—	—	—

Total assets	691,094	876,133	54,296	391,974	706,485	1,614,616	11	649	70,846

Liabilities
Accrued expenses payable to affiliate (note 4c)	16	17	105	2,229	1,479	2,855	—	1	2
Payable for units withdrawn	—	—	—	—	—	286	—	—	—

Total liabilities	16	17	105	2,229	1,479	3,141	—	1	2

Net assets attributable to variable life policy owners	$691,078	876,116	54,191	389,745	705,006	1,611,475	11	648	70,844

Outstanding units (note 2b, 4a, and 5): Type I	22,515	19,361	—	—	—	2,997	—	—	—

Net asset value per unit: Type I	$9.54	15.95	—	—	—	10.15	—	—	—

Outstanding units (note 2b, 4a, and 5): Type II	49,925	35,568	3,816	29,080	49,545	112,041	1	53	17,929

Net asset value per unit: Type II	$9.54	15.95	12.06	11.92	13.69	12.61	12.40	12.19	3.66

Outstanding units (note 2b, 4a, and 5): Type III	—	—	747	3,560	2,256	14,940	—	—	543

Net asset value per unit: Type III	$—	—	10.93	12.11	11.85	11.26	—	—	9.61

Investments in securities, at cost	$883,800	1,001,483	54,285	368,688	711,719	1,600,454	13	627	61,731

Shares outstanding	70,305	53,685	5,403	47,559	64,012	155,529	1	39	5,383

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

December 31, 2003

	Salomon Brothers Variable Series Fund Inc				Van Kampen Life Investment Trust
	Salomon Brothers Variable All Cap Fund — Class II	Salomon Brothers Variable Investors Fund — Class I	Salomon Brothers Variable Strategic Bond Fund — Class I	Salomon Brothers Variable Total Return Fund — Class I	Comstock Portfolio — Class II Shares	Emerging Growth Portfolio — Class II Shares
Assets
Investments at fair market value (note 2a)	$3,482	730,983	682,744	202,418	144,084	53,083
Dividend receivable	—	—	—	—	—	—
Receivable from affiliate (note 4b)	—	2	—	—	—	—
Receivable for units sold	—	—	45	—	—	—

Total assets	3,482	730,985	682,789	202,418	144,084	53,083

Liabilities
Accrued expenses payable to affiliate (note 4c)	1	14	15	4	2	1
Payable for units withdrawn	—	15	—	—	85	—

Total liabilities	1	29	15	4	87	1

Net assets attributable to variable life policy owners	$3,481	730,956	682,774	202,414	143,997	53,082

Outstanding units (note 2b, 4a, and 5): Type I	—	21,575	17,306	7,201	—	—

Net asset value per unit: Type I	$—	14.74	14.05	12.01	—	—

Outstanding units (note 2b, 4a, and 5): Type II	164	28,015	31,290	9,652	10,338	3,061

Net asset value per unit: Type II	$13.00	14.74	14.05	12.01	10.50	9.21

Outstanding units (note 2b, 4a, and 5): Type III	103	—	—	—	3,335	2,671

Net asset value per unit: Type III	$13.06	—	—	—	10.63	9.32

Investments in securities, at cost	$3,447	701,698	672,888	192,233	129,844	50,091

Shares outstanding	223	57,603	62,695	18,830	12,262	2,194

See accompanying notes to financial statements.

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Operations

	AIM Variable Insurance Funds				The Alger American Fund
	AIM V.I. Basic Value Fund — Series II Shares	AIM V.I. Capital Appreciation Fund — Series I Shares	AIM V.I. Growth Fund — Series I Shares	AIM V.I. Premier Equity Fund — Series I Shares	Alger American Growth Portfolio — Class O Shares	Alger American Small Capitalization Portfolio — Class O Shares
	Period from May 1, to December 31, 2003	Year ended December 31, 2003			Year ended December 31, 2003
Investment income and expense:
Income — Ordinary dividends	$—	—	—	924	—	—
Expenses — Mortality and expense risk charges — Type I (note 4a)	—	—	—	—	8,745	5,122
Expenses — Mortality and expense risk charges — Type II (note 4a)	140	1,135	1,052	1,837	11,440	4,472

Net investment income (expense)	(140)	(1,135)	(1,052)	(913)	(20,185)	(9,594)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	127	249	(2,330)	(5,088)	(457,805)	(314,372)
Unrealized appreciation (depreciation)	5,586	45,393	45,583	67,387	1,333,159	802,810
Capital gain distributions	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	5,713	45,642	43,253	62,299	875,354	488,438

Increase (decrease) in net assets from operations	$5,573	44,507	42,201	61,386	855,169	478,844

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Operations, Continued

	AllianceBernstein Variable Products Series Fund, Inc.				Dreyfus		Eaton Vance Variable Trust
	Growth and Income Portfolio — Class B	Premier Growth Portfolio — Class B	Quasar Portfolio — Class B	Technology Portfolio — Class B	Dreyfus Investment Portfolios Emerging Markets Portfolio — Initial Shares	The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	VT Floating-Rate Income Fund	VT Worldwide Health Sciences Fund
	Year ended December 31, 2003			Period from May 1, to December 31,	Period from January 1, 2003 to November 14, 2003	Year ended December 31, 2003	Period from May 1, to December 31, 2003
Investment income and expense:
Income — Ordinary dividends	$8,748	—	—	—	69	64	25	—
Expenses — Mortality and expense risk charges — Type I (note 4a)	142	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges — Type II (note 4a)	6,831	1,154	392	15	368	317	8	60

Net investment income (expense)	1,775	(1,154)	(392)	(15)	(299)	(253)	17	(60)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(19,073)	(9,941)	821	38	28,826	(1,450)	8	2
Unrealized appreciation (depreciation)	337,464	46,255	23,409	444	(440)	13,315	11	1,446
Capital gain distributions	—	—	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	318,391	36,314	24,230	482	28,386	11,865	19	1,448

Increase (decrease) in net assets from operations	$320,166	35,160	23,838	467	28,087	11,612	36	1,388

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Operations, Continued

	Federated Insurance Series						Fidelity Variable Insurance Products Fund (VIP)
	Federated American Leaders Fund II — Primary Shares	Federated Capital Income Fund II	Federated High Income Bond Fund II — Primary Shares	Federated High Income Bond Fund II — Service Shares	Federated International Small Company Fund II	Federated Kaufmann Fund II — Service Shares	VIP Equity- Income Portfolio — Initial Class	VIP Equity- Income Portfolio — Service Class 2	VIP Growth Portfolio — Initial Class	VIP Growth Portfolio — Service Class 2	VIP Overseas Portfolio — Initial Class
	Year ended December 31, 2003				Period from January 1, 2003 to November 14, 2003	Period from May 1, to December 31, 2003	Year ended December 31, 2003
Investment income and expense:
Income — Ordinary dividends	$9,684	19,027	46,053	6,973	—	—	116,729	8,210	15,792	816	12,633
Expenses — Mortality and expense risk charges — Type I (note 4a)	2,062	878	1,954	—	—	—	37,627	—	31,061	—	9,243
Expenses — Mortality and expense risk charges — Type II (note 4a)	2,465	1,170	2,638	763	208	186	8,649	3,958	10,951	5,107	1,621

Net investment income (expense)	5,157	16,979	41,461	6,210	(208)	(186)	70,453	4,252	(26,220)	(4,291)	1,769

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(30,743)	(44,887)	(22,722)	2,071	13,744	114	(198,301)	(5,636)	(645,061)	(26,232)	(149,988)
Unrealized appreciation (depreciation)	190,269	81,617	106,809	20,626	(376)	7,567	1,905,046	180,061	2,353,759	260,330	735,083
Capital gain distributions	—	—	—	—	—	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	159,526	36,730	84,087	22,697	13,368	7,681	1,706,745	174,425	1,708,698	234,098	585,095

Increase (decrease) in net assets from operations	$164,683	53,709	125,548	28,907	13,160	7,495	1,777,198	178,677	1,682,478	229,807	586,864

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Operations, Continued

	Fidelity Variable Insurance Products Fund II (VIP II)			Fidelity Variable Insurance Products Fund III (VIP III)
	VIP II Asset ManagerSM Portfolio — Initial Class	VIP II Contrafund® Portfolio — Initial Class	VIP II Contrafund® Portfolio — Service Class 2	VIP III Dynamic Capital Appreciation Portfolio — Service Class 2	VIP III Growth & Income Portfolio — Initial Class	VIP III Growth & Income Portfolio — Service Class 2	VIP III Growth Opportunities Portfolio — Initial Class	VIP III Mid Cap Portfolio — Service Class 2
	Year ended December 31, 2003			Period from May 1, to December 31, 2003	Year ended December 31, 2003
Investment income and expense:
Income — Ordinary dividends	$133,189	25,625	1,659	—	16,674	1,816	2,598	1,226
Expenses — Mortality and expense risk charges — Type I (note 4a)	23,374	20,911	—	—	2,908	—	902	78
Expenses — Mortality and expense risk charges — Type II (note 4a)	1,828	19,004	4,850	3	6,997	1,522	1,627	4,581

Net investment income (expense)	107,987	(14,290)	(3,191)	(3)	6,769	294	69	(3,433)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(191,689)	(186,718)	9,259	5	(70,329)	780	(32,249)	10,055
Unrealized appreciation (depreciation)	639,507	1,633,888	206,746	114	354,444	52,572	130,031	256,323
Capital gain distributions	—	—	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	447,818	1,447,170	216,005	119	284,115	53,352	97,782	266,378

Increase (decrease) in net assets from operations	$555,805	1,432,880	212,814	116	290,884	53,646	97,851	262,945

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Operations, Continued

	GE Investments Funds, Inc.
	Global Income Fund	Income Fund	International Equity Fund	Mid-Cap Value Equity Fund	Money Market Fund	Premier Growth Equity Fund	Real Estate Securities Fund	S&P 500® Index Fund	Small-Cap Value Equity Fund	Total Return Fund	U.S. Equity Fund	Value Equity Fund
	Year ended December 31, 2003
Investment income and expense:
Income — Ordinary dividends	$9,362	72,004	5,753	29,597	98,180	2,879	51,148	151,289	423	24,916	10,203	3,730
Expenses — Mortality and expense risk charges — Type I (note 4a)	728	4,321	1,185	3,568	25,075	1,861	4,257	25,738	18	8,666	909	—
Expenses — Mortality and expense risk charges — Type II (note 4a)	1,167	10,405	2,540	9,288	58,533	7,157	5,426	50,786	2,830	4,835	6,852	1,081

Net investment income (expense)	7,467	57,278	2,028	16,741	14,572	(6,139)	41,465	74,765	(2,425)	11,415	2,442	2,649

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	16,322	19,905	(64,169)	(2,584)	—	(54,210)	38,950	(471,062)	8,721	(35,749)	(59,448)	(2,129)
Unrealized appreciation (depreciation)	5,086	(53,203)	243,783	540,067	—	392,552	280,806	3,141,155	135,839	377,997	304,466	53,108
Capital gain distributions	—	29,065	—	—	—	—	75,335	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	21,408	(4,233)	179,614	537,483	—	338,342	395,091	2,670,093	144,560	342,248	245,018	50,979

Increase (decrease) in net assets from operations	$28,875	53,045	181,642	554,224	14,572	332,203	436,556	2,744,858	142,135	353,663	247,460	53,628

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Operations, Continued

	Goldman Sachs Variable Insurance Trust		Greenwich Street Series Fund	Janus Aspen Series
	Goldman Sachs Growth and Income Fund	Goldman Sachs Mid Cap Value Fund	Salomon Brothers Variable Emerging Growth Fund — Class II	Balanced Portfolio — Institutional Shares	Balanced Portfolio — Service Shares	Capital Appreciation Portfolio — Institutional Shares	Capital Appreciation Portfolio — Service Shares	Flexible Income Portfolio — Institutional Shares
	Year ended December 31, 2003		Period from May 1, to December 31, 2003	Year ended December 31, 2003
Investment income and expense:
Income — Ordinary dividends	$2,383	13,410	—	109,987	24,328	11,665	626	43,062
Expenses — Mortality and expense risk charges — Type I (note 4a)	319	3,385	—	13,606	—	2,893	—	2,175
Expenses — Mortality and expense risk charges — Type II (note 4a)	949	6,868	5	22,276	8,388	14,323	1,317	4,100

Net investment income (expense)	1,115	3,157	(5)	74,105	15,940	(5,551)	(691)	36,787

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(1,242)	20,111	104	(130,523)	(7,169)	(294,872)	(2,597)	16,423
Unrealized appreciation (depreciation)	35,315	323,377	124	694,298	149,207	742,958	50,991	(6,069)
Capital gain distributions	—	17,603	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	34,073	361,091	228	563,775	142,038	448,086	48,394	10,354

Increase (decrease) in net assets from operations	$35,188	364,248	223	637,880	157,978	442,535	47,703	47,141

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Operations, Continued

	Janus Aspen Series (continued)
	Global Life Sciences Portfolio — Service Shares	Global Technology Portfolio — Service Shares	Growth Portfolio — Institutional Shares	Growth Portfolio — Service Shares	International Growth Portfolio — Institutional Shares	International Growth Portfolio — Service Shares	Mid Cap Growth Portfolio — Service Shares	Mid Cap Growth Portfolio — Institutional Shares	Worldwide Growth Portfolio — Institutional Shares	Worldwide Growth Portfolio — Service Shares
	Year ended December 31, 2003
Investment income and expense:
Income — Ordinary dividends	$—	—	4,373	—	23,559	2,570	—	—	65,167	2,641
Expenses — Mortality and expense risk charges — Type I (note 4a)	256	285	15,621	—	4,505	—	—	13,310	22,306	—
Expenses — Mortality and expense risk charges — Type II (note 4a)	1,275	1,207	17,059	1,195	8,783	1,232	1,599	14,366	19,078	1,928

Net investment income (expense)	(1,531)	(1,492)	(28,307)	(1,195)	10,271	1,338	(1,599)	(27,676)	23,783	713

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(16,451)	(19,490)	(739,843)	(8,351)	(224,523)	(2,651)	(4,366)	(796,042)	(924,316)	(14,683)
Unrealized appreciation (depreciation)	69,216	105,676	2,037,241	56,948	800,429	90,146	86,531	1,994,094	2,159,909	84,424
Capital gain distributions	—	—	—	—	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	52,765	86,186	1,297,398	48,597	575,906	87,495	82,165	1,198,052	1,235,593	69,741

Increase (decrease) in net assets from operations	$51,234	84,694	1,269,091	47,402	586,177	88,833	80,566	1,170,376	1,259,376	70,454

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Operations, Continued

	MFS® Variable Insurance Trust				Nations Separate Account Trust		Oppenheimer Variable Account Funds
	MFS® Investors Growth Stock Series — Service Class Shares	MFS® Investors Trust Series — Service Class Shares	MFS® New Discovery Series — Service Class Shares	MFS® Utilities Series — Service Class Shares	Nations Marsico Growth Portfolio	Nations Marsico International Opportunities Portfolio	Oppenheimer Aggressive Growth Fund/VA	Oppenheimer Aggressive Growth Fund/VA — Service Shares	Oppenheimer Bond Fund/VA	Oppenheimer Capital Appreciation Fund/VA
	Year ended December 31, 2003				Period from May 1, to December 31, 2003		Year ended December 31, 2003	Period from May 1, to December 31, 2003	Year ended December 31, 2003
Investment income and expense:
Income — Ordinary dividends	$—	447	—	5,482	—	6	—	—	78,444	15,825
Expenses — Mortality and expense risk charges — Type I (note 4a)	—	—	30	—	—	—	16,787	—	4,590	18,773
Expenses — Mortality and expense risk charges — Type II (note 4a)	1,060	671	1,770	1,940	18	37	5,758	50	4,741	9,865

Net investment income (expense)	(1,060)	(224)	(1,800)	3,542	(18)	(31)	(22,545)	(50)	69,113	(12,813)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(3,280)	(2,184)	(2,238)	(7,477)	28	5,151	(393,303)	190	11,560	(232,258)
Unrealized appreciation (depreciation)	33,159	22,066	81,957	90,009	1,079	10,132	1,125,565	(228)	87	1,332,858
Capital gain distributions	—	—	—	—	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	29,879	19,882	79,719	82,532	1,107	15,283	732,262	(38)	11,647	1,100,600

Increase (decrease) in net assets from operations	$28,819	19,658	77,919	86,074	1,089	15,252	709,717	(88)	80,760	1,087,787

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Operations, Continued

	Oppenheimer Variable Account Funds (continued)						PBHG Insurance Series Fund, Inc.
	Oppenheimer Capital Appreciation Fund/VA — Service Shares	Oppenheimer Global Securities Fund/VA — Service Shares	Oppenheimer High Income Fund/VA	Oppenheimer Main Street Fund/VA — Service Shares	Oppenheimer Main Street Small Cap Fund/VA — Service Shares	Oppenheimer Multiple Strategies Fund/VA	PBHG Growth II Portfolio	PBHG Large Cap Growth Portfolio
	Period from May 1, to December 31, 2003	Year ended December 31, 2003			Period from May 1, to December 31, 2003	Year ended December 31, 2003	Year ended December 31, 2003
Investment income and expense:
Income — Ordinary dividends	$—	2,002	205,338	3,488	—	37,260	—	—
Expenses — Mortality and expense risk charges — Type I (note 4a)	—	—	12,279	—	—	5,973	1,327	1,856
Expenses – Mortality and expense risk charges — Type II (note 4a)	8	2,305	8,239	2,940	20	3,091	2,980	3,040

Net investment income (expense)	(8)	(303)	184,820	548	(20)	28,196	(4,307)	(4,896)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	36	(4,186)	(109,031)	(5,527)	79	(29,857)	(129,358)	(66,153)
Unrealized appreciation (depreciation)	263	148,648	528,507	115,525	1,263	282,890	263,832	256,661
Capital gain distributions	—	—	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	299	144,462	419,476	109,998	1,342	253,033	134,474	190,508

Increase (decrease) in net assets from operations	$291	144,159	604,296	110,546	1,322	281,229	130,167	185,612

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Operations, Continued

	PIMCO Variable Insurance Trust				The Prudential Series Fund, Inc.
	Foreign Bond Portfolio — Administrative Class Shares	High Yield Portfolio — Administrative Class Shares	Long-Term U.S. Government Portfolio — Administrative Class Shares	Total Return Portfolio — Administrative Class Shares	Jennison 20/20 Focus Portfolio — Class II	Jennison Portfolio — Class II
	Year ended December 31, 2003				Period from May 1, to December 31, 2003
Investment income and expense:
Income — Ordinary dividends	$1,255	19,581	18,041	33,130	—	—
Expenses — Mortality and expense risk charges — Type I (note 4a)	—	—	—	62	—	—
Expenses — Mortality and expense risk charges — Type II (note 4a)	298	1,602	4,122	7,047	—	—

Net investment income (expense)	957	17,979	13,919	26,021	—	—

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	284	4,710	3,137	13,141	3	3
Unrealized appreciation (depreciation)	(897)	28,356	(12,375)	(5,954)	(3)	21
Capital gain distributions	—	—	10,866	12,326	—	—

Net realized and unrealized gain (loss) on investments	(613)	33,066	1,628	19,513	—	24

Increase (decrease) in net assets from operations	$344	51,045	15,547	45,534	—	24

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Operations, Continued

	RYDEX Variable Trust	Salomon Brothers Variable Series Fund Inc.				Van Kampen Life Investment Trust
	OTC Fund	Salomon Brothers Variable All Cap Fund — Class II	Salomon Brothers Variable Investors Fund — Class I	Salomon Brothers Variable Strategic Bond Fund — Class I	Salomon Brothers Variable Total Return Fund — Class I	Comstock Portfolio — Class II Shares	Emerging Growth Portfolio — Class II Shares
	Year ended December 31, 2003	Period from May 1, to December 31, 2003	Year ended December 31, 2003			Year ended December 31, 2003
Investment income and expense:
Income — Ordinary dividends	$—	—	9,017	35,660	3,077	75	—
Expenses — Mortality and expense risk charges — Type I (note 4a)	—	—	2,319	1,252	604	—	—
Expenses — Mortality and expense risk charges — Type II (note 4a)	361	3	2,180	2,986	572	167	61

Net investment income (expense)	(361)	(3)	4,518	31,422	1,901	(92)	(61)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(936)	242	(26,367)	20,851	3,490	709	121
Unrealized appreciation (depreciation)	20,812	34	200,655	2,799	16,637	14,251	3,004
Capital gain distributions	—	—	—	14,991	2,344	—	—

Net realized and unrealized gain (loss) on investments	19,876	276	174,288	38,641	22,471	14,960	3,125

Increase (decrease) in net assets from operations	$19,515	273	178,806	70,063	24,372	14,868	3,064

See accompanying notes to financial statements.

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Changes in Net Assets

	AIM Variable Insurance Funds
	AIM V.I. Basic Value Fund — Series II Shares	AIM V.I. Capital Appreciation Fund — Series I Shares		AIM V.I. Growth Fund — Series I Shares		AIM V.I. Premier Equity Fund — Series I Shares
	Period from May 1, to December 31, 2003	Year ended December 31,		Year ended December 31,		Year ended December 31,
		2003	2002	2003	2002	2003	2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(140)	(1,135)	(729)	(1,052)	(759)	(913)	(472)
Net realized gain (loss) on investments	127	249	(19,227)	(2,330)	(23,737)	(5,088)	(39,459)
Unrealized appreciation (depreciation) on investments	5,586	45,393	(7,360)	45,583	(15,187)	67,387	(31,363)
Capital gain distributions	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	5,573	44,507	(27,316)	42,201	(39,683)	61,386	(71,294)

From capital transactions:
Net premiums	22,869	80,801	89,273	58,895	113,543	107,801	199,692
Loan interest	—	(57)	—	(22)	1	(53)	(29)
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	—	—	—	—	—	—	(2,058)
Surrenders	—	(3,798)	(1,257)	(4,685)	(290)	(20,217)	(154)
Loans	—	(270)	(324)	128	—	(542)	(1,182)
Cost of insurance and administrative expenses (note 4a)	(2,181)	(34,054)	(31,944)	(32,108)	(33,276)	(51,135)	(51,044)
Transfers (to) from the Guarantee Account	27,269	8,881	(1,413)	1,432	(3,399)	6,313	(5,632)
Transfers (to) from other subaccounts	—	881	2,109	368	7,478	2,691	9,457

Increase (decrease) in net assets from capital transactions (note 5)	47,957	52,384	56,444	24,008	84,057	44,858	149,050

Increase (decrease) in net assets	53,530	96,891	29,128	66,209	44,374	106,244	77,756
Net assets at beginning of year	—	126,826	97,698	127,488	83,114	230,638	152,882

Net assets at end of year	$53,530	223,717	126,826	193,697	127,488	336,882	230,638

Changes in units (note 5):
Units purchased	4,315	17,269	18,960	14,400	28,398	17,472	31,557
Units redeemed	(188)	(7,280)	(7,249)	(8,716)	(8,674)	(10,762)	(9,068)

Net increase (decrease) in units from capital transactions with policy owners during the years or lesser periods ended December 31, 2003 and 2002	4,127	9,989	11,711	5,684	19,724	6,710	22,489

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	The Alger American Fund				AllianceBernstein Variable Products Series Fund, Inc.
	Alger American Growth Portfolio — Class O Shares		Alger American Small Capitalization Portfolio — Class O Shares		Growth and Income Portfolio — Class B		Premier Growth Portfolio — Class B		Quasar Portfolio — Class B		Technology Portfolio — Class B
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Period from May 1, to December 31, 2003
	2003	2002	2003	2002	2003	2002	2003	2002	2003	2002
Increase (decrease) in net assets
From Operations:
Net investment income (expense)	$(20,185)	(22,536)	(9,594)	(9,333)	1,775	(479)	(1,154)	(821)	(392)	(223)	(15)
Net realized gain (loss) on investments	(457,805)	(945,545)	(314,372)	(440,087)	(19,073)	(31,798)	(9,941)	(11,354)	821	(3,032)	38
Unrealized appreciation (depreciation) on investments	1,333,159	(450,695)	802,810	12,635	337,464	(174,642)	46,255	(28,968)	23,409	(9,247)	444
Capital gain distributions	—	—	—	—	—	24,203	—	—	—	—	—

Increase (decrease) in net assets from operations	855,169	(1,418,776)	478,844	(436,785)	320,166	(182,716)	35,160	(41,143)	23,838	(12,502)	467

From capital transactions:
Net premiums	493,105	579,215	301,236	337,743	383,386	535,852	71,592	68,278	26,396	33,412	4,827
Loan interest	(1,994)	(3,507)	(1,574)	(974)	(278)	(62)	—	(7)	—	—	—
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(34,436)	(17,526)	(7,637)	—	(3,749)	(596)	—	—	—	(876)	—
Surrenders	(325,432)	(130,875)	(113,754)	(33,620)	(25,525)	(846)	(2,964)	(974)	(9,863)	(350)	—
Loans	(7,490)	(14,833)	(7,360)	(8,349)	(887)	(2,944)	28	—	—	—	—
Cost of insurance and administrative expenses (note 4a)	(360,246)	(399,992)	(171,650)	(173,349)	(137,901)	(104,407)	(25,934)	(22,786)	(10,417)	(8,620)	(375)
Transfers (to) from the Guarantee Account	(37,177)	4,884	(37,633)	3,392	319,101	342	11,079	(113)	7,791	73	4,930
Transfers (to) from other subaccounts	—	(458,973)	—	30,798	42,592	89,219	1,999	7,729	168	4,062	—

Increase (decrease) in net assets from capital transactions (note 5)	(273,670)	(441,607)	(38,372)	155,641	576,739	516,558	55,800	52,127	14,075	27,701	9,382

Increase (decrease) in net assets	581,499	(1,860,383)	440,472	(281,144)	896,905	333,842	90,960	10,984	37,913	15,199	9,849
Net assets at beginning of year	2,583,221	4,443,604	1,189,674	1,470,818	766,348	432,506	126,187	115,203	39,068	23,869	—

Net assets at end of year	$3,164,720	2,583,221	1,630,146	1,189,674	1,663,253	766,348	217,147	126,187	76,981	39,068	9,849

Changes in units (note 5):
Units purchased	31,197	37,743	43,617	40,894	80,398	65,951	14,886	14,067	6,324	6,254	773
Units redeemed	(48,511)	(66,278)	(49,173)	(23,781)	(18,165)	(11,479)	(5,079)	(4,420)	(3,733)	(1,640)	(30)

Net increase (decrease) in units from capital transactions with policy owners during the years or lesser periods ended December 31, 2003 and 2002	(17,314)	(28,535)	(5,556)	17,113	62,233	54,472	9,807	9,647	2,591	4,614	743

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	Dreyfus				Eaton Vance Variable Trust
	Dreyfus Investment Portfolios-Emerging Markets Portfolio — Initial Shares		The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares		VT Floating-Rate Income Fund	VT Worldwide Health Sciences Fund
	Period from January 1, to November 14, 2003	Year ended December 31, 2002	Year ended December 31,		Period from May 1, to December 31, 2003
			2003	2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(299)	206	(253)	(114)	17	(60)
Net realized gain (loss) on investments	28,826	(224)	(1,450)	(3,176)	8	2
Unrealized appreciation (depreciation) on investments	(440)	(1,048)	13,315	(7,801)	11	1,446
Capital gain distributions	—	—	—	—	—	—

Increase (decrease) in net assets from operations	28,087	(1,066)	11,612	(11,091)	36	1,388

From capital transactions:
Net premiums	37,808	35,095	24,897	29,072	4,224	12,763
Loan interest	—	—	—	—	—	—
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	—	—	—	—	—	—
Surrenders	(2,488)	(60)	(538)	(58)	—	—
Loans	25	—	—	—	—	—
Cost of insurance and administrative expenses (note 4a)	(13,606)	(9,380)	(11,648)	(10,959)	(164)	(750)
Transfers (to) from the Guarantee Account	(78,322)	(137)	1,222	3	(9)	30,563
Transfers (to) from other subaccounts	(9,400)	5,412	—	4,469	—	—

Increase (decrease) in net assets from capital transactions (note 5)	(65,983)	30,930	13,933	22,527	4,051	42,576

Increase (decrease) in net assets	(37,896)	29,864	25,545	11,436	4,087	43,964
Net assets at beginning of year	37,896	8,032	38,056	26,620	—	—

Net assets at end of year	$—	37,896	63,601	38,056	4,087	43,964

Changes in units (note 5):
Units purchased	2,460	4,408	4,851	5,760	418	3,738
Units redeemed	(6,750)	(1,024)	(2,263)	(1,892)	(17)	(65)

Net increase (decrease) in units from capital transactions with policy owners during the years or lesser periods ended December 31, 2003 and 2002	(4,290)	3,384	2,588	3,868	401	3,673

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	Federated Insurance Series
	Federated American Leaders Fund II — Primary Shares		Federated Capital Income Fund II		Federated High Income Bond Fund II — Primary Shares		Federated High Income Bond Fund II — Service Shares		Federated International Small Company Fund II		Federated Kaufmann Fund II — Service Shares
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Period from January 1, to November 14, 2003	Year ended December 31, 2002	Period from May 1, to December 31, 2003
	2003	2002	2003	2002	2003	2002	2003	2002
Increase (decrease) in net assets From operations:
Net investment income (expense)	$5,157	3,659	16,979	18,745	41,461	46,641	6,210	3,734	(208)	(160)	(186)
Net realized gain (loss) on investments	(30,743)	(111,282)	(44,887)	(78,301)	(22,722)	(41,170)	2,071	(1,081)	13,744	(273)	114
Unrealized appreciation (depreciation) on investments	190,269	(69,027)	81,617	(52,455)	106,809	(2,520)	20,626	(2,475)	(376)	(4,146)	7,567
Capital gain distributions	—	—	—	—	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	164,683	(176,650)	53,709	(112,011)	125,548	2,951	28,907	178	13,160	(4,579)	7,495

From capital transactions:
Net premiums	76,932	104,584	40,639	45,912	102,595	107,813	153,151	58,834	9,504	12,611	70,122
Loan interest	(407)	(2,058)	(353)	(54)	(775)	(1,444)	—	—	—	—	—
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	—	(104,469)	—	—	—	—	—	—	—	—	—
Surrenders	(53,715)	(45,619)	(13,246)	(76,212)	(37,174)	(34,373)	(12,773)	(125)	(442)	—	—
Loans	16,252	69,592	(3,359)	(2,927)	26	53,436	40,953	—	—	—	—
Cost of insurance and administrative expenses (note 4a)	(64,348)	(71,416)	(37,440)	(38,946)	(87,640)	(69,468)	(28,602)	(13,625)	(3,953)	(2,607)	(1,451)
Transfers (to) from the Guarantee Account	144,875	6,225	2,260	13,077	13,391	2	7,527	77	(41,050)	49	36,640
Transfers (to) from other subaccounts	—	3,734	—	3,630	—	69,312	—	1,932	(5,291)	823	—

Increase (decrease) in net assets from capital transactions (note 5)	119,589	(39,427)	(11,499)	(55,520)	(9,577)	125,278	160,256	47,093	(41,232)	10,876	105,311

Increase (decrease) in net assets	284,272	(216,077)	42,210	(167,531)	115,971	128,229	189,163	47,271	(28,072)	6,297	112,806
Net assets at beginning of year	589,973	806,050	283,604	451,135	596,452	468,223	82,079	34,808	28,072	21,775	—

Net assets at end of year	$874,245	589,973	325,814	283,604	712,423	596,452	271,242	82,079	—	28,072	112,806

Changes in units (note 5):
Units purchased	14,295	16,357	3,843	5,622	8,031	15,873	18,147	6,452	1,277	2,363	8,547
Units redeemed	(7,114)	(19,859)	(4,873)	(10,607)	(8,694)	(7,248)	(3,724)	(1,458)	(6,818)	(457)	(116)

Net increase (decrease) in units from capital transactions with policy owners during the years or lesser periods ended December 31, 2003 and 2002	7,181	(3,502)	(1,030)	(4,985)	(663)	8,625	14,423	4,994	(5,541)	1,906	8,431

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	Fidelity Variable Insurance Products Fund (VIP)
	VIP Equity-Income Portfolio — Initial Class		VIP Equity-Income Portfolio — Service Class 2		VIP Growth Portfolio — Initial Class		VIP Growth Portfolio — Service Class 2		VIP Overseas Portfolio — Initital Class
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
	2003	2002	2003	2002	2003	2002	2003	2002	2003	2002
Increase (decrease) in net assets From operations:
Net investment income (expense)	$70,453	73,921	4,252	1,481	(26,220)	(29,725)	(4,291)	(3,036)	1,769	1,756
Net realized gain (loss) on investments	(198,301)	(341,712)	(5,636)	(20,439)	(645,061)	(1,045,717)	(26,232)	(34,243)	(149,988)	(286,045)
Unrealized appreciation (depreciation) on investments	1,905,046	(1,254,387)	180,061	(70,983)	2,353,759	(1,469,114)	260,330	(168,528)	735,083	(75,174)
Capital gain distributions	—	167,093	—	5,936	—	—	—	—	—	—

Increase (decrease) in net assets from operations	1,777,198	(1,355,085)	178,677	(84,005)	1,682,478	(2,544,556)	229,807	(205,807)	586,864	(359,463)

From capital transactions:
Net premiums	754,274	839,089	272,213	290,251	926,430	1,080,606	191,779	449,108	225,334	244,501
Loan interest	(7,284)	(13,644)	(360)	(99)	(10,149)	(12,502)	32	67	(2,275)	(2,509)
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(36,987)	(25,663)	(2,183)	—	(50,340)	(75,913)	—	—	(17,432)	(471)
Surrenders	(558,862)	(537,604)	(28,725)	(624)	(284,088)	(458,545)	(14,204)	(26,366)	(43,156)	(139,132)
Loans	(16,505)	32,185	(2,660)	2,173	(20,184)	(10,294)	(2,792)	783	6,406	33,052
Cost of insurance and administrative expenses (note 4a)	(591,130)	(639,715)	(91,754)	(62,988)	(603,895)	(683,349)	(92,108)	(87,883)	(133,107)	(141,084)
Transfers (to) from the Guarantee Account	490,939	5,921	100,135	(202)	188,275	13,363	75,956	(1,677)	48,904	(293)
Transfers (to) from other subaccounts	—	(36,416)	56,443	55,089	—	(323,135)	37,793	41,335	—	(58,011)

Increase (decrease) in net assets from capital transactions (note 5)	34,445	(375,847)	303,109	283,600	146,049	(469,769)	196,456	375,367	84,674	(63,947)

Increase (decrease) in net assets	1,811,643	(1,730,932)	481,786	199,595	1,828,527	(3,014,325)	426,263	169,560	671,538	(423,410)
Net assets at beginning of year	6,027,200	7,758,132	451,321	251,726	5,364,572	8,378,897	602,975	433,415	1,332,609	1,756,019

Net assets at end of year	$7,838,843	6,027,200	933,107	451,321	7,193,099	5,364,572	1,029,238	602,975	2,004,147	1,332,609

Changes in units (note 5):
Units purchased	28,199	22,001	46,538	37,035	16,456	25,723	52,492	75,466	13,130	13,366
Units redeemed	(27,419)	(31,428)	(13,641)	(6,786)	(14,299)	(36,770)	(18,743)	(17,490)	(9,168)	(16,414)

Net increase (decrease) in units from capital transactions with policy owners during the years or lesser periods ended December 31, 2003 and 2002	780	(9,427)	32,897	30,249	2,157	(11,047)	33,749	57,976	3,962	(3,048)

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	Fidelity Variable Insurance Products Fund II (VIP II)
	VIP II Asset ManagerSM Portfolio — Initial Class		VIP II Contrafund® Portfolio — Initial Class		VIP II Contrafund® Portfolio — Service Class 2
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2003	2002	2003	2002	2003	2002
Increase (decrease) in net assets From operations:
Net investment income (expense)	$107,987	122,239	(14,290)	6,534	(3,191)	(567)
Net realized gain (loss) on investments	(191,689)	(179,545)	(186,718)	(302,619)	9,259	(4,581)
Unrealized appreciation (depreciation) on investments	639,507	(327,106)	1,633,888	(329,479)	206,746	(29,449)
Capital gain distributions	—	—	—	—	—	—

Increase (decrease) in net assets from operations	555,805	(384,412)	1,432,880	(625,564)	212,814	(34,597)

From capital transactions:
Net premiums	331,271	373,254	702,742	797,726	385,695	285,056
Loan interest	(3,640)	(7,896)	(8,154)	(7,602)	(68)	(109)
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(37,852)	(3,105)	(33,623)	(3,449)	—	—
Surrenders	(147,606)	(170,574)	(310,611)	(215,407)	(17,224)	(1,502)
Loans	(11,778)	9,086	6,023	(25,636)	(767)	(1,721)
Cost of insurance and administrative expenses (note 4a)	(269,182)	(281,231)	(541,707)	(591,119)	(118,740)	(70,133)
Transfers (to) from the Guarantee Account	(1,044,016)	422	315,518	15,678	227,311	(1,355)
Transfers (to) from other subaccounts	—	(77,126)	—	(34,274)	32,089	66,331

Increase (decrease) in net assets from capital transactions (note 5)	(1,182,803)	(157,170)	130,188	(64,083)	508,296	276,567

Increase (decrease) in net assets	(626,998)	(541,582)	1,563,068	(689,647)	721,110	241,970
Net assets at beginning of year	3,539,899	4,081,481	5,236,031	5,925,678	433,941	191,971

Net assets at end of year	$2,912,901	3,539,899	6,799,099	5,236,031	1,155,051	433,941

Changes in units (note 5):
Units purchased	11,160	14,693	30,527	51,369	78,750	44,649
Units redeemed	(51,009)	(20,726)	(26,647)	(55,416)	(16,700)	(9,507)

Net increase (decrease) in units from capital transactions with policy owners during the years or lesser periods ended December 31, 2003 and 2002	(39,849)	(6,033)	3,880	(4,047)	62,050	35,142

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	Fidelity Variable Insurance Products Fund III (VIP III)
	VIP III Dynamic Capital Appreciation Portfolio — Service Class 2	VIP III Growth & Income Portfolio — Initial Class		VIP III Growth & Income Portfolio — Service Class 2		VIP III Growth Opportunities Portfolio — Initial Class		VIP III Mid Cap Portfolio — Service Class 2
	Period from May 1, to December 31, 2003	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
		2003	2002	2003	2002	2003	2002	2003	2002
Increase (decrease) in net assets From operations:
Net investment income (expense)	$(3)	6,769	7,059	294	661	69	1,388	(3,433)	(780)
Net realized gain (loss) on investments	5	(70,329)	(147,734)	780	(6,596)	(32,249)	(50,841)	10,055	(4,285)
Unrealized appreciation (depreciation) on investments	114	354,444	(148,095)	52,572	(20,905)	130,031	(42,459)	256,323	(29,396)
Capital gain distributions	—	—	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	116	290,884	(288,770)	53,646	(26,840)	97,851	(91,912)	262,945	(34,461)

From capital transactions:
Net premiums	143	243,747	422,828	152,056	98,511	91,081	86,264	260,467	291,970
Loan interest	—	(1,158)	(1,506)	(26)	—	(96)	(189)	63	(2)
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	—	(14,266)	—	—	—	(610)	—	(3,109)	—
Surrenders	—	(109,964)	(73,237)	(4,177)	(13,244)	(21,779)	(15,233)	(8,314)	(482)
Loans	—	17,962	(1,674)	(353)	—	(1,357)	(8,593)	116	(2,625)
Cost of insurance and administrative expenses (note 4a)	(68)	(187,636)	(208,390)	(43,538)	(29,674)	(49,534)	(57,105)	(93,888)	(59,558)
Transfers (to) from the Guarantee Account	1,914	170,200	(689)	10,111	89	(5,437)	(1,201)	327,814	378
Transfers (to) from other subaccounts	—	—	73,151	3,923	9,743	—	(15,000)	2,125	95,779

Increase (decrease) in net assets from capital transactions (note 5)	1,989	118,885	210,483	117,996	65,425	12,268	(11,057)	485,274	325,460

Increase (decrease) in net assets	2,105	409,769	(78,287)	171,642	38,585	110,119	(102,969)	748,219	290,999
Net assets at beginning of year	—	1,270,172	1,348,459	155,883	117,298	313,296	416,265	409,238	118,239

Net assets at end of year	$2,105	1,679,941	1,270,172	327,525	155,883	423,415	313,296	1,157,457	409,238

Changes in units (note 5):
Units purchased	183	28,221	29,186	20,465	13,685	12,875	11,337	60,747	42,234
Units redeemed	(6)	(20,453)	(16,800)	(5,926)	(5,421)	(11,141)	(12,459)	(10,832)	(6,820)

Net increase (decrease) in units from capital transactions with policy owners during the years or lesser periods ended December 31, 2003 and 2002	177	7,768	12,386	14,539	8,264	1,734	(1,122)	49,915	35,414

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	GE Investments Funds, Inc.
	Global Income Fund		Income Fund		International Equity Fund		Mid-Cap Value Equity Fund		Money Market Fund		Premier Growth Equity Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
	2003	2002	2003	2002	2003	2002	2003	2002	2003	2002	2003	2002
Increase (decrease) in net assets From operations:
Net investment income (expense)	$7,467	136	57,278	58,346	2,028	2,294	16,741	3,511	14,572	85,573	(6,139)	(6,335)
Net realized gain (loss) on investments	16,322	2,915	19,905	16,550	(64,169)	(62,002)	(2,584)	(35,184)	—	—	(54,210)	(96,914)
Unrealized appreciation (depreciation) on investments	5,086	23,591	(53,203)	8,676	243,783	(62,868)	540,067	(215,406)	—	(1)	392,552	(137,393)
Capital gain distributions	—	—	29,065	28,513	—	—	—	8,675	—	61	—	5

Increase (decrease) in net assets from operations	28,875	26,642	53,045	112,085	181,642	(122,576)	554,224	(238,404)	14,572	85,633	332,203	(240,637)

From capital transactions:
Net premiums	35,397	24,465	252,003	139,754	114,583	108,065	560,463	568,716	4,344,251	4,986,265	376,581	403,028
Loan interest	(782)	(31)	(5,252)	(2,844)	(57)	(82)	(476)	(851)	8,217	14,750	(533)	(459)
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	—	(30,396)	(8,819)	—	—	—	(211)	(83,832)	(342,498)	(22,442)	(2,165)	—
Surrenders	(30,813)	(3,771)	(44,970)	(30,171)	(15,331)	(4,876)	(98,859)	(46,875)	(879,580)	(964,897)	(71,389)	(43,790)
Loans	(2,077)	(3,471)	1,601	(8,989)	(9,972)	789	1,260	(3,103)	(202,218)	5,925	(1,657)	(11,413)
Cost of insurance and administrative expenses (note 4a)	(34,125)	(20,841)	(283,229)	(134,842)	(46,337)	(43,355)	(237,747)	(192,739)	(1,398,355)	(1,250,412)	(203,664)	(181,477)
Transfers (to) from the Guarantee Account	31,704	226	(638,574)	(158)	34,097	317	450,990	24,874	(1,858,224)	(92,637)	508,267	968
Transfers (to) from other subaccounts	—	115,151	245	1,545,345	—	81,561	(103,191)	72,598	(116,508)	(407,465)	4,506	100,458

Increase (decrease) in net assets from capital transactions (note 5)	(696)	81,332	(726,995)	1,508,095	76,983	142,419	572,229	338,788	(444,915)	2,269,087	609,946	267,315

Increase (decrease) in net assets	28,179	107,974	(673,950)	1,620,180	258,625	19,843	1,126,453	100,384	(430,343)	2,354,720	942,149	26,678
Net assets at beginning of year	246,822	138,848	2,391,219	771,039	445,879	426,036	1,504,823	1,404,439	12,165,876	9,811,156	972,458	945,780

Net assets at end of year	$275,001	246,822	1,717,269	2,391,219	704,504	445,879	2,631,276	1,504,823	11,735,533	12,165,876	1,914,607	972,458

Changes in units (note 5):
Units purchased	8,195	12,469	18,699	129,118	13,465	16,746	62,515	43,038	89,238	262,386	96,734	55,283
Units redeemed	(8,280)	(5,217)	(72,251)	(13,563)	(6,493)	(4,242)	(27,191)	(21,151)	(98,360)	(143,476)	(30,391)	(25,988)

Net increase (decrease) in units from capital transactions with policy owners during the years or lesser periods ended December 31, 2003 and 2002	(85)	7,252	(53,552)	115,555	6,972	12,504	35,324	21,887	(9,122)	118,910	66,343	29,295

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	GE Investments Funds, Inc. (continued)
	Real Estate Securities Fund		S&P 500® Index Fund		Small-Cap Value Equity Fund		Total Return Fund		U.S. Equity Fund		Value Equity Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
	2003	2002	2003	2002	2003	2002	2003	2002	2003	2002	2003	2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$41,465	46,485	74,765	66,465	(2,425)	(623)	11,415	30,307	2,442	2,137	2,649	517
Net realized gain (loss) on investments	38,950	22,200	(471,062)	(1,727,923)	8,721	(7,005)	(35,749)	(62,949)	(59,448)	(68,730)	(2,129)	(2,870)
Unrealized appreciation (depreciation) on investments	280,806	(162,755)	3,141,155	(1,101,313)	135,839	(35,175)	377,997	(174,796)	304,466	(159,840)	53,108	(21,062)
Capital gain distributions	75,335	63,157	—	17,816	—	1,618	—	17,857	—	—	—	—

Increase (decrease) in net assets from operations	436,556	(30,913)	2,744,858	(2,744,955)	142,135	(41,185)	353,663	(189,581)	247,460	(226,433)	53,628	(23,415)

From capital transactions:
Net premiums	176,116	199,114	2,444,094	3,328,185	304,440	299,643	316,661	232,709	284,975	309,599	148,528	109,363
Loan interest	(986)	(262)	(7,059)	(9,223)	(87)	(37)	(3,488)	(5,509)	(5,404)	(3,955)	(2)	—
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(5,717)	—	(53,713)	(95,258)	(49)	—	(45,912)	(5,887)	(14,451)	(1,588)	—	—
Surrenders	(70,823)	(11,354)	(607,275)	(468,397)	(9,677)	(238)	(86,350)	(52,014)	(68,217)	(50,147)	(8,797)	(1,120)
Loans	(10,266)	(4,510)	14,328	(33,701)	27,189	(2,628)	(10,190)	(21,797)	(2,734)	(10,082)	(823)	—
Cost of insurance and administrative expenses (note 4a)	(162,581)	(138,970)	(1,429,552)	(1,441,843)	(86,970)	(49,470)	(199,915)	(187,969)	(148,946)	(141,210)	(36,833)	(23,957)
Transfers (to) from the Guarantee Account	185,775	752	184,527	(61,607)	87,101	(813)	253,515	423	(63,804)	1,932	2,442	105
Transfers (to) from other subaccounts	43,352	215,422	5,893	(242,512)	15,798	32,556	—	135,478	3,923	(147,095)	4,091	15,203

Increase (decrease) in net assets from capital transactions (note 5)	154,870	260,192	551,243	975,644	337,745	279,013	224,321	95,434	(14,658)	(42,546)	108,606	99,594

Increase (decrease) in net assets	591,426	229,279	3,296,101	(1,769,311)	479,880	237,828	577,984	(94,147)	232,802	(268,979)	162,234	76,179
Net assets at beginning of year	1,199,472	970,193	9,743,920	11,513,231	342,773	104,945	1,741,656	1,835,803	1,012,817	1,281,796	151,411	75,232

Net assets at end of year	$1,790,898	1,199,472	13,040,021	9,743,920	822,653	342,773	2,319,640	1,741,656	1,245,619	1,012,817	313,645	151,411

Changes in units (note 5):
Units purchased	19,476	18,342	91,697	95,218	42,986	30,438	14,366	9,403	18,192	11,272	17,881	14,756
Units redeemed	(12,033)	(6,850)	(72,614)	(67,305)	(9,574)	(4,873)	(8,714)	(6,963)	(19,115)	(12,811)	(5,357)	(2,968)

Net increase (decrease) in units from capital transactions with policy owners during the years or lesser periods ended December 31, 2003 and 2002	7,443	11,492	19,083	27,913	33,412	25,565	5,652	2,440	(923)	(1,539)	12,524	11,788

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	Goldman Sachs Variable Insurance Trust				Greenwich Street Series Fund	Janus Aspen Series
	Goldman Sachs Growth and Income Fund		Goldman Sachs Mid Cap Value Fund		Salomon Brothers Variable Emerging Growth Fund — Class II	Balanced Portfolio — Institutional Shares		Balanced Portfolio — Service Shares		Capital Appreciation Portfolio — Institutional Shares		Capital Appreciation Portfolio — Service Shares
	Year ended December 31,		Year ended December 31,		Period from May 1, to December 31, 2003	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
	2003	2002	2003	2002		2003	2002	2003	2002	2003	2002	2003	2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$1,115	2,091	3,157	4,408	(5)	74,105	92,354	15,940	13,776	(5,551)	(3,476)	(691)	(533)
Net realized gain (loss) on investments	(1,242)	(14,232)	20,111	(19,411)	104	(130,523)	(107,118)	(7,169)	(13,777)	(294,872)	(383,581)	(2,597)	(3,746)
Unrealized appreciation (depreciation) on investments	35,315	(2,257)	323,377	(125,348)	124	694,298	(374,750)	149,207	(70,771)	742,958	(98,199)	50,991	(23,171)
Capital gain distributions	—	—	17,603	4,397	—	—	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	35,188	(14,398)	364,248	(135,954)	223	637,880	(389,514)	157,978	(70,772)	442,535	(485,256)	47,703	(27,450)

From capital transactions:
Net premiums	24,368	20,197	207,425	215,145	2,715	619,056	694,557	417,298	639,428	438,509	671,363	131,049	104,565
Loan interest	25	(109)	(3,478)	(2,876)	—	(5,931)	(6,733)	(572)	(73)	(1,109)	(2,653)	(81)	(16)
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	—	—	—	(17,128)	—	(93,382)	(28,253)	(1,475)	(965)	(7,418)	(46,431)	—	—
Surrenders	(6,495)	(1,084)	(52,951)	(2,003)	—	(197,895)	(103,532)	(22,958)	(51,778)	(364,178)	(121,949)	(1,036)	—
Loans	17	236	(2,046)	(8,406)	—	(13,376)	36,222	(4,009)	3,925	86	(10,215)	(771)	(2,827)
Cost of insurance and administrative expenses (note 4a)	(17,600)	(16,522)	(147,232)	(147,890)	(641)	(536,801)	(540,149)	(170,948)	(126,866)	(288,482)	(343,897)	(46,107)	(33,053)
Transfers (to) from the Guarantee Account	(22,993)	124	(54,339)	3,045	1,294	(485,982)	(1,805)	105,012	2,805	(367,005)	(352)	(1,141)	(580)
Transfers (to) from other subaccounts	—	83,620	—	207,994	—	—	26,177	(784)	64,187	—	(201,850)	125	29,177

Increase (decrease) in net assets from capital transactions (note 5)	(22,678)	86,462	(52,621)	247,881	3,368	(714,311)	76,484	321,564	530,663	(589,597)	(55,984)	82,038	97,266

Increase (decrease) in net assets	12,510	72,064	311,627	111,927	3,591	(76,431)	(313,030)	479,542	459,891	(147,062)	(541,240)	129,741	69,816
Net assets at beginning of year	189,598	117,534	1,402,615	1,290,688	—	5,026,073	5,339,103	1,022,393	562,502	2,434,711	2,975,951	192,578	122,762

Net assets at end of year	$202,108	189,598	1,714,242	1,402,615	3,591	4,949,642	5,026,073	1,501,935	1,022,393	2,287,649	2,434,711	322,319	192,578

Changes in units (note 5):
Units purchased	4,000	14,870	19,541	26,771	338	26,611	30,716	57,790	78,356	22,519	39,128	17,320	19,678
Units redeemed	(7,717)	(2,528)	(24,498)	(11,200)	(54)	(57,316)	(27,613)	(22,211)	(19,820)	(52,790)	(42,391)	(6,488)	(5,367)

Net increase (decrease) in units from capital transactions with policy owners during the years or lesser periods ended December 31, 2003 and 2002	(3,717)	12,342	(4,957)	15,571	284	(30,705)	3,103	35,579	58,536	(30,271)	(3,263)	10,832	14,311

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	Janus Aspen Series (continued)
	Flexible Income Portfolio — Institutional Shares		Global Life Sciences Portfolio — Service Shares		Global Technology Portfolio — Service Shares		Growth Portfolio — Institutional Shares		Growth Portfolio — Service Shares
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
	2003	2002	2003	2002	2003	2002	2003	2002	2003	2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$36,787	26,381	(1,531)	(1,248)	(1,492)	(904)	(28,307)	(36,155)	(1,195)	(958)
Net realized gain (loss) on investments	16,423	4,255	(16,451)	(9,052)	(19,490)	(35,755)	(739,843)	(919,591)	(8,351)	(12,046)
Unrealized appreciation (depreciation) on investments	(6,069)	28,624	69,216	(53,578)	105,676	(32,533)	2,037,241	(706,608)	56,948	(32,212)
Capital gain distributions	—	—	—	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	47,141	59,260	51,234	(63,878)	84,694	(69,192)	1,269,091	(1,662,354)	47,402	(45,216)

From capital transactions:
Net premiums	118,538	114,685	41,481	46,319	43,531	60,334	850,214	1,080,281	63,697	95,086
Loan interest	(833)	(408)	(236)	(173)	(208)	(85)	(3,824)	(5,471)	(14)	(143)
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(103)	—	—	—	—	—	(18,809)	(4,194)	—	—
Surrenders	(68,539)	(18,678)	(239)	(727)	(7,394)	(4,324)	(285,377)	(248,131)	(5,521)	(9,534)
Loans	17,883	2,746	(244)	(3,682)	(462)	(2,887)	29,326	(1,165)	(2,518)	(2,877)
Cost of insurance and administrative expenses (note 4a)	(87,496)	(62,997)	(22,464)	(21,617)	(26,665)	(21,432)	(531,521)	(587,319)	(32,121)	(31,171)
Transfers (to) from the Guarantee Account	71,494	(94)	(9,779)	(190)	59,247	(1,266)	(185,818)	4,035	10,159	(352)
Transfers (to) from other subaccounts	—	228,576	—	25,589	—	27,376	—	(416,652)	1,999	578

Increase (decrease) in net assets from capital transactions (note 5)	50,944	263,830	8,519	45,519	68,049	57,716	(145,809)	(178,616)	35,681	51,587

Increase (decrease) in net assets	98,085	323,090	59,753	(18,359)	152,743	(11,476)	1,123,282	(1,840,970)	83,083	6,371
Net assets at beginning of year	821,010	497,920	179,358	197,717	133,671	145,147	4,200,253	6,041,223	136,475	130,104

Net assets at end of year	$919,095	821,010	239,111	179,358	286,414	133,671	5,323,535	4,200,253	219,558	136,475

Changes in units (note 5):
Units purchased	11,750	21,034	8,335	9,698	38,246	28,676	48,817	78,605	14,207	17,111
Units redeemed	(8,871)	(4,996)	(6,623)	(3,559)	(12,923)	(9,806)	(56,911)	(91,553)	(7,524)	(7,884)

Net increase (decrease) in units from capital transactions with policy owners during the years or lesser periods ended December 31, 2003 and 2002	2,879	16,038	1,712	6,139	25,323	18,870	(8,094)	(12,948)	6,683	9,227

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	Janus Aspen Series (continued)
	International Growth Portfolio — Institutional Shares		International Growth Portfolio — Service Shares		Mid Cap Growth Portfolio — Service Shares		Mid Cap Growth Portfolio — Institutional Shares		Worldwide Growth Portfolio — Institutional Shares		Worldwide Growth Portfolio — Service Shares
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
	2003	2002	2003	2002	2003	2002	2003	2002	2003	2002	2003	2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$10,271	3,698	1,338	206	(1,599)	(1,054)	(27,676)	(26,810)	23,783	13,675	713	114
Net realized gain (loss) on investments	(224,523)	(403,922)	(2,651)	(12,288)	(4,366)	(11,449)	(796,042)	(1,335,017)	(924,316)	(837,311)	(14,683)	(12,658)
Unrealized appreciation (depreciation) on investments	800,429	(317,468)	90,146	(29,126)	86,531	(35,419)	1,994,094	(2,285)	2,159,909	(1,347,556)	84,424	(58,058)
Capital gain distributions	—	—	—	—	—	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	586,177	(717,692)	88,833	(41,208)	80,566	(47,922)	1,170,376	(1,364,112)	1,259,376	(2,171,192)	70,454	(70,602)

From capital transactions:
Net premiums	350,192	481,352	120,078	113,549	126,834	137,320	864,755	1,116,664	1,021,444	1,244,592	115,486	191,707
Loan interest	(3,270)	(3,030)	(7)	(54)	(90)	(3)	(2,978)	526	(4,797)	(7,148)	(156)	(1)
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(988)	(71,261)	—	(1,515)	—	—	—	(973)	(55,312)	(5,637)	—	(593)
Surrenders	(63,490)	(117,703)	(4,286)	(916)	(7,106)	(608)	(182,779)	(206,158)	(465,295)	(352,037)	(8,885)	(6,416)
Loans	13,063	(30,469)	(140)	(176)	(812)	(160)	14,144	9,706	6,998	(18,399)	(618)	(213)
Cost of insurance and administrative expenses (note 4a)	(231,856)	(288,439)	(34,063)	(23,043)	(49,157)	(38,595)	(517,907)	(533,842)	(660,790)	(785,657)	(46,257)	(44,316)
Transfers (to) from the Guarantee Account	(79,030)	25,942	12,824	225	(295)	(296)	(137,866)	2,307	(956,908)	39,025	(12,154)	205
Transfers (to) from other subaccounts	—	(221,851)	23,970	21,666	—	28,917	—	(332,348)	—	(607,412)	788	42,212

Increase (decrease) in net assets from capital transactions (note 5)	(15,379)	(225,457)	118,376	109,736	69,374	126,575	37,369	55,882	(1,114,660)	(492,673)	48,204	182,585

Increase (decrease) in net assets	570,798	(943,149)	207,209	68,528	149,940	78,653	1,207,745	(1,308,230)	144,716	(2,663,865)	118,658	111,983
Net assets at beginning of year	1,755,494	2,698,643	182,257	113,729	195,356	116,703	3,405,693	4,713,923	5,865,355	8,529,220	265,224	153,241

Net assets at end of year	$2,326,292	1,755,494	389,466	182,257	345,296	195,356	4,613,438	3,405,693	6,010,071	5,865,355	383,882	265,224

Changes in units (note 5):
Units purchased	34,580	39,236	23,009	20,375	29,550	43,883	51,065	43,624	47,661	60,893	19,714	37,015
Units redeemed	(36,043)	(56,674)	(5,646)	(3,867)	(13,387)	(10,470)	(48,895)	(41,465)	(99,317)	(84,266)	(11,541)	(8,148)

Net increase (decrease) in units from capital transactions with policy owners during the years or lesser periods ended December 31, 2003 and 2002	(1,463)	(17,438)	17,363	16,508	16,163	33,413	2,170	2,159	(51,656)	(23,373)	8,173	28,867

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	MFS® Variable Insurance Trust								Nations Separate Account Trust
	MFS® Investors Growth Stock Series — Service Class Shares		MFS® Investors Trust Series — Service Class Shares		MFS® New Discovery Series — Service Class Shares		MFS® Utilities Series — Service Class Shares		Nations Marsico Growth Portfolio	Nations Marsico International Opportunities Portfolio
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Period from May 1, to December 31, 2003	Period from May 1, to December 31, 2003
	2003	2002	2003	2002	2003	2002	2003	2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(1,060)	(693)	(224)	(230)	(1,800)	(818)	3,542	3,014	(18)	(31)
Net realized gain (loss) on investments	(3,280)	(5,262)	(2,184)	(3,002)	(2,238)	(5,792)	(7,477)	(21,871)	28	5,151
Unrealized appreciation (depreciation) on investments	33,159	(27,178)	22,066	(15,965)	81,957	(44,296)	90,009	(30,887)	1,079	10,132
Capital gain distributions	—	—	—	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	28,819	(33,133)	19,658	(19,197)	77,919	(50,906)	86,074	(49,744)	1,089	15,252

From capital transactions:
Net premiums	50,832	102,212	25,185	45,468	80,511	106,791	112,981	114,752	7,069	44,002
Loan interest	(54)	(31)	(78)	(16)	43	—	(47)	4	—	—
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	—	—	—	—	—	—	—	(847)	—	—
Surrenders	(4,209)	(45)	—	(10)	(3,982)	(1,068)	(6,875)	(385)	—	—
Loans	—	—	—	(2,797)	1,083	—	(162)	(271)	—	27,454
Cost of insurance and administrative expenses (note 4a)	(23,784)	(20,692)	(12,299)	(10,868)	(33,578)	(19,043)	(36,244)	(38,773)	(479)	(5,469)
Transfers (to) from the Guarantee Account	31,335	(11)	(609)	60	381,759	(752)	12,283	(48)	18,642	28,546
Transfers (to) from other subaccounts	52	(9,773)	2,063	(2,203)	23,603	47,370	10,304	(3,324)	—	—

Increase (decrease) in net assets from capital transactions (note 5)	54,172	71,660	14,262	29,634	449,439	133,298	92,240	71,108	25,232	94,533

Increase (decrease) in net assets	82,991	38,527	33,920	10,437	527,358	82,392	178,314	21,364	26,321	109,785
Net assets at beginning of year	112,518	73,991	83,223	72,786	149,371	66,979	210,520	189,156	—	—

Net assets at end of year	$195,509	112,518	117,143	83,223	676,729	149,371	388,834	210,520	26,321	109,785

Changes in units (note 5):
Units purchased	15,429	17,727	3,947	6,304	65,561	19,864	19,561	18,690	2,159	8,599
Units redeemed	(5,263)	(5,299)	(1,881)	(2,201)	(5,056)	(2,688)	(6,252)	(7,109)	(40)	(470)

Net increase (decrease) in units from capital transactions with policy owners during the years or lesser periods ended December 31, 2003 and 2002	10,166	12,428	2,066	4,103	60,505	17,176	13,309	11,581	2,119	8,129

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	Oppenheimer Variable Account Funds
	Oppenheimer Aggressive Growth Fund/VA		Oppenheimer Aggressive Growth Fund/VA — Service Shares	Oppenheimer Bond Fund/VA		Oppenheimer Capital Appreciation Fund/VA		Oppenheimer Capital Appreciation Fund/VA — Service Shares		Oppenheimer Global Securities Fund/VA — Service Shares
	Year ended December 31,		Period from May 1, to December 31, 2003	Year ended December 31,		Year ended December 31,		Period from May 1, to December 31, 2003	Year ended December 31,
	2003	2002		2003	2002	2003	2002		2003	2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(22,545)	(377)	(50)	69,113	74,050	(12,813)	(3,681)	(8)	(303)	(572)
Net realized gain (loss) on investments	(393,303)	(763,295)	190	11,560	(17,377)	(232,258)	(469,729)	36	(4,186)	(10,239)
Unrealized appreciation (depreciation) on investments	1,125,565	(479,208)	(228)	87	38,443	1,332,858	(1,078,296)	263	148,648	(48,243)
Capital gain distributions	—	—	—	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	709,717	(1,242,880)	(88)	80,760	95,116	1,087,787	(1,551,706)	291	144,159	(59,054)

From capital transactions:
Net premiums	574,257	692,376	7,219	186,504	205,575	583,346	694,509	1,847	191,261	168,446
Loan interest	(6,389)	(6,468)	—	(2,372)	(1,044)	(4,483)	(7,268)	—	(45)	(18)
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(22,649)	(13,712)	—	—	(42,171)	(14,659)	(1,142)	—	—	—
Surrenders	(249,754)	(253,846)	—	(245,854)	(25,058)	(436,806)	(277,407)	—	(29,833)	(721)
Loans	11,255	(2,893)	—	(4,651)	(30,489)	(11,214)	1,150	—	—	—
Cost of insurance and administrative expenses (note 4a)	(361,009)	(406,525)	(1,912)	(174,454)	(148,526)	(409,883)	(454,033)	(567)	(64,379)	(44,849)
Transfers (to) from the Guarantee Account	(90,839)	6,738	30,124	1,970	(1,160)	66,489	8,948	2,642	68,910	267
Transfers (to) from other subaccounts	—	(612,595)	—	—	223,894	—	(277,249)	—	551	15,941

Increase (decrease) in net assets from capital transactions (note 5)	(145,128)	(596,925)	35,431	(238,857)	181,021	(227,210)	(312,492)	3,922	166,465	139,066

Increase (decrease) in net assets	564,589	(1,839,805)	35,343	(158,097)	276,137	860,577	(1,864,198)	4,213	310,624	80,012
Net assets at beginning of year	2,933,837	4,773,642	—	1,378,032	1,101,895	3,716,867	5,581,065	—	262,412	182,400

Net assets at end of year	$3,498,426	2,933,837	35,343	1,219,935	1,378,032	4,577,444	3,716,867	4,213	573,036	262,412

Changes in units (note 5):
Units purchased	14,478	16,048	3,087	6,315	15,414	12,302	16,635	390	32,994	24,384
Units redeemed	(18,066)	(29,751)	(158)	(14,319)	(8,917)	(16,603)	(24,013)	(49)	(11,928)	(6,020)

Net increase (decrease) in units from capital transactions with policy owners during the years or lesser periods ended December 31, 2003 and 2002	(3,588)	(13,703)	2,929	(8,004)	6,497	(4,301)	(7,378)	341	21,066	18,364

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	Oppenheimer Variable Account Funds (continued)							PBHG Insurance Series Fund, Inc.
	Oppenheimer High Income Fund/VA		Oppenheimer Main Street Fund/VA — Service Shares		Oppenheimer Main Street Small Cap Fund/VA — Service Shares	Oppenheimer Multiple Strategies Fund/VA		PBHG Growth II Portfolio		PBHG Large Cap Growth Portfolio
	Year ended December 31,		Year ended December 31,		Period from May 1, to December 31, 2003	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2003	2002	2003	2002		2003	2002	2003	2002	2003	2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$184,820	278,329	548	(546)	(20)	28,196	38,601	(4,307)	(4,467)	(4,896)	(4,789)
Net realized gain (loss) on investments	(109,031)	(209,052)	(5,527)	(8,741)	79	(29,857)	(57,646)	(129,358)	(246,955)	(66,153)	(112,067)
Unrealized appreciation (depreciation) on investments	528,507	(167,217)	115,525	(52,934)	1,263	282,890	(161,485)	263,832	10,369	256,661	(132,047)
Capital gain distributions	—	—	—	—	—	—	19,867	—	—	—	—

Increase (decrease) in net assets from operations	604,296	(97,940)	110,546	(62,221)	1,322	281,229	(160,663)	130,167	(241,053)	185,612	(248,903)

From capital transactions:
Net premiums	223,812	246,551	211,625	263,367	3,076	163,277	165,778	109,051	146,274	156,073	173,481
Loan interest	(4,258)	(4,350)	(173)	—	—	(1,371)	(1,050)	(1,886)	(1,148)	(1,367)	(805)
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(3,300)	(51,686)	—	(1,780)	—	(48,540)	—	—	—	(599)	(3,984)
Surrenders	(107,937)	(98,898)	(3,366)	(2,258)	—	(88,413)	(66,822)	(15,139)	(21,776)	(11,781)	(9,693)
Loans	(13,486)	(3,496)	(2,122)	(351)	—	1,889	(4,586)	(2,191)	194	19,080	(11,965)
Cost of insurance and administrative expenses (note 4a)	(224,945)	(218,106)	(76,812)	(57,926)	(824)	(131,792)	(124,573)	(82,672)	(84,810)	(91,037)	(103,339)
Transfers (to) from the Guarantee Account	99,838	(1,527)	20,225	115	8,353	36,983	(1,918)	(52,760)	579	56,071	936
Transfers (to) from other subaccounts	—	(84,978)	(536)	29,808	2	—	21,414	—	66,774	—	(37,689)

Increase (decrease) in net assets from capital transactions (note 5)	(30,276)	(216,490)	148,841	230,975	10,607	(67,967)	(11,757)	(45,597)	106,087	126,440	6,942

Increase (decrease) in net assets	574,020	(314,430)	259,387	168,754	11,929	213,262	(172,420)	84,570	(134,966)	312,052	(241,961)
Net assets at beginning of year	2,657,810	2,972,240	342,941	174,187	—	1,221,162	1,393,582	606,508	741,474	564,064	806,025

Net assets at end of year	$3,231,830	2,657,810	602,328	342,941	11,929	1,434,424	1,221,162	691,078	606,508	876,116	564,064

Changes in units (note 5):
Units purchased	10,414	7,654	32,073	38,795	932	5,835	9,132	16,611	25,004	16,175	3,201
Units redeemed	(11,388)	(14,375)	(11,483)	(8,243)	(67)	(7,797)	(9,705)	(23,557)	(12,598)	(7,330)	(3,334)

Net increase (decrease) in units from capital transactions with policy owners during the years or lesser periods ended December 31, 2003 and 2002	(974)	(6,721)	20,590	30,552	865	(1,962)	(573)	(6,946)	12,406	8,845	(133)

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	PIMCO Variable Insurance Trust								The Prudential Series Fund, Inc. Rydex Variable Trust
	Foreign Bond Portfolio — Administrative Class Shares		High Yield Portfolio — Administrative Class Shares		Long-Term U.S. Government Portfolio — Administrative Class Shares		Total Return Portfolio — Administrative Class Shares		Jennison 20/20 Focus Portfolio — Class II	Jennison Portfolio — Class II	OTC Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Period from May 1, to December 31, 2003		Year ended December 31,
	2003	2002	2003	2002	2003	2002	2003	2002			2003	2002
Increase (decrease) in net assets From operations:
Net investment income (expense)	$957	503	17,979	9,764	13,919	9,390	26,021	17,113	—	—	(361)	(215)
Net realized gain (loss) on investments	284	110	4,710	(3,060)	3,137	2,442	13,141	1,520	3	3	(936)	(4,078)
Unrealized appreciation (depreciation) on investments	(897)	770	28,356	(6,663)	(12,375)	9,838	(5,954)	18,508	(3)	21	20,812	(11,031)
Capital gain distributions	—	120	—	—	10,866	20,582	12,326	9,747	—	—	—	—

Increase (decrease) in net assets from operations	344	1,503	51,045	41	15,547	42,252	45,534	46,888	—	24	19,515	(15,324)

From capital transactions:
Net premiums	32,778	23,415	127,874	150,326	284,992	338,029	615,939	533,749	19	630	26,214	37,971
Loan interest	(9)	(13)	(85)	(6)	(293)	(263)	(357)	(53)	—	—	(19)	2
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	—	—	—	—	(55)	—	(54)	—	—	—	—	—
Surrenders	(2,204)	(258)	(13,941)	(1,027)	(34,560)	(763)	(23,664)	(955)	—	—	(847)	—
Loans	(82)	(564)	(141)	755	(1,962)	(10,006)	(521)	(924)	—	—	(509)	755
Cost of insurance and administrative expenses (note 4a)	(11,395)	(5,524)	(44,146)	(23,219)	(91,222)	(46,014)	(137,757)	(59,334)	(9)	(6)	(9,348)	(7,749)
Transfers (to) from the Guarantee Account	2,052	(60)	106,326	(3,234)	41,891	3,475	381,134	76	1	—	(1,279)	194
Transfers (to) from other subaccounts	—	6,215	(24,303)	15,654	839	64,489	(85,707)	183,688	—	—	—	301

Increase (decrease) in net assets from capital transactions (note 5)	21,140	23,211	151,584	139,249	199,630	348,947	749,013	656,247	11	624	14,212	31,474

Increase (decrease) in net assets	21,484	24,714	202,629	139,290	215,177	391,199	794,547	703,135	11	648	33,727	16,150
Net assets at beginning of year	32,707	7,993	187,116	47,826	489,829	98,630	816,928	113,793	—	—	37,117	20,967

Net assets at end of year	$54,191	32,707	389,745	187,116	705,006	489,829	1,611,475	816,928	11	648	70,844	37,117

Changes in units (note 5):
Units purchased	2,943	2,622	20,904	17,132	24,239	32,989	80,330	64,985	2	54	7,118	11,945
Units redeemed	(1,157)	(568)	(7,374)	(2,824)	(9,474)	(4,635)	(19,985)	(5,549)	(1)	(1)	(3,259)	(2,360)

Net increase (decrease) in units from capital transactions with policy owners during the years or lesser periods ended December 31, 2003 and 2002	1,786	2,054	13,530	14,308	14,765	28,354	60,345	59,436	1	53	3,859	9,585

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	Salomon Brothers Variable Series Fund Inc							Van Kampen Life Investment Trust
	Salomon Brothers Variable All Cap Fund — Class II	Salomon Brothers Variable Investors Fund — Class I		Salomon Brothers Variable Strategic Bond Fund — Class I		Salomon Brothers Variable Total Return Fund — Class I		Comstock Portfolio — Class II Shares		Emerging Growth Portfolio — Class II Shares
	Period from May 1, to December 31, 2003	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31, 2003	Period from May 1, to December 31, 2002	Year ended December 31, 2003	Period from May 1, to December 31, 2002
		2003	2002	2003	2002	2003	2002
Increase (decrease) in net assets From operations:
Net investment income (expense)	$(3)	4,518	2,643	31,422	20,121	1,901	1,320	(92)	(6)	(61)	—
Net realized gain (loss) on investments	242	(26,367)	(85,064)	20,851	2,816	3,490	(6,565)	709	316	121	(3)
Unrealized appreciation (depreciation) on investments	34	200,655	(121,129)	2,799	10,293	16,637	(5,710)	14,251	(12)	3,004	(12)
Capital gain distributions	—	—	—	14,991	—	2,344	—	—	—	—	—

Increase (decrease) in net assets from operations	273	178,806	(203,550)	70,063	33,230	24,372	(10,955)	14,868	298	3,064	(15)

From capital transactions:
Net premiums	3,427	33,339	40,687	73,216	67,882	17,407	24,762	92,620	4,145	15,288	373
Loan interest	—	31	(229)	(194)	—	11	(32)	—	—	—	—
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	—	—	—	—	(15,939)	—	—	—	—	—	—
Surrenders	—	(140,431)	(10,810)	(27,184)	(8,061)	(18,444)	(680)	—	—	—	—
Loans	—	—	(957)	(2,567)	(985)	(59)	(2,483)	—	—	—	—
Cost of insurance and administrative expenses (note 4a)	(683)	(54,730)	(53,102)	(70,630)	(41,750)	(17,945)	(15,248)	(9,488)	(561)	(2,784)	(113)
Transfers (to) from the Guarantee Account	464	157,104	47	142,723	247	54,524	159	41,988	9	14,729	(1)
Transfers (to) from other subaccounts	—	—	2,709	—	162,844	—	85,281	2	116	22,541	—

Increase (decrease) in net assets from capital transactions (note 5)	3,208	(4,687)	(21,655)	115,364	164,238	35,494	91,759	125,122	3,709	49,774	259

Increase (decrease) in net assets	3,481	174,119	(225,205)	185,427	197,468	59,866	80,804	139,990	4,007	52,838	244
Net assets at beginning of year	—	556,837	782,042	497,347	299,879	142,548	61,744	4,007	—	244	—

Net assets at end of year	$3,481	730,956	556,837	682,774	497,347	202,414	142,548	143,997	4,007	53,082	244

Changes in units (note 5):
Units purchased	324	1,626	7,309	16,427	19,518	6,484	9,830	14,179	568	6,018	48
Units redeemed	(57)	(1,666)	(10,951)	(7,651)	(5,639)	(3,285)	(1,645)	(999)	(75)	(319)	(15)

Net increase (decrease) in units from capital transactions with policy owners during the years or lesser periods ended December 31, 2003 and 2002	267	(40)	(3,642)	8,776	13,879	3,199	8,185	13,180	493	5,699	33

See accompanying notes to financial statements.

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements

December 31, 2003

(1)	Description of Entity

GE Life & Annuity Separate Account II (the Account) is a separate investment account established in 1986 by GE Life and Annuity Assurance Company (GE Life & Annuity) under the laws of the Commonwealth of Virginia. The Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is used to fund certain benefits for flexible premium variable universal life insurance policies and flexible premium single life and joint and last survivor variable life insurance policies issued by GE Life & Annuity.

GE Life & Annuity is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 to The Life Insurance Company of Virginia. General Electric Capital Corporation (GE Capital) acquired GE Life & Annuity from Aon Corporation on April 1, 1996. GE Capital subsequently contributed GE Life & Annuity to its wholly owned subsidiary, GE Financial Assurance Holdings, Inc. (GE Financial Assurance) and ultimately the majority of the outstanding common stock to General Electric Capital Assurance Company (GECA). As part of an internal reorganization of GE Financial Assurance’s insurance subsidiaries, The Harvest Life Insurance Company (Harvest) merged into the GE Life and Annuity on January 1, 1999. At this time The Life Insurance Company of Virginia was renamed GE Life and Annuity Assurance Company. Harvest’s former parent, Federal Home Life Insurance Company (Federal), received common stock of the GE Life & Annuity in exchange for its interest in Harvest.

GE Life & Annuity is a wholly owned indirect subsidiary of GE Financial Assurance. The stock is owned directly by GECA, which owns approximately 85% of GE Life & Annuity’s outstanding common stock, Federal, which owns approximately 12% of GE Life & Annuity’s outstanding common stock and GE Financial Assurance, which directly owns the remaining 3% of outstanding common stock. All outstanding non-voting preferred stock is owned by Brookfield Life Assurance Company Limited (Brookfield). Brookfield is partially owned directly by GE Financial Assurance and owned indirectly by GE Capital. GE Financial Assurance is a wholly owned subsidiary of GE Insurance, Inc. (GEI). GEI is a wholly owned subsidiary of GE Capital, which in turn is wholly owned, directly or indirectly, by General Electric Company.

On November 18, 2003, GE announced its intention to pursue an initial public offering (IPO) of a new company named Genworth Financial, Inc. (Genworth Financial). In connection with the IPO, GE will transfer, among other things, substantially all of the life insurance businesses currently operating within GE Financial Assurance Holdings, Inc., including GE Life & Annuity, to Genworth Financial. GE expects to complete the IPO in the first half of 2004, subject to market conditions and receipt of various regulatory approvals.

GE Life & Annuity principally offers annuity contracts, institutional stable value products and life insurance. GE Life & Annuity does business in the District of Columbia and all states except New York. GE Life & Annuity’s principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230.

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2003

Effective May 1, 2003, the following portfolios were added to the Account:

AIM Variable Insurance Funds

AIM V.I. Basic Value Fund — Series II Shares

AllianceBernstein Variable Products Series Fund, Inc.

Technology Portfolio — Class B

Eaton Vance Variable Trust

VT Floating-Rate Income Fund

VT Worldwide Health Sciences Fund

Federated Insurance Series

Federated Kaufmann Fund II — Service Shares

Fidelity Variable Insurance Products Fund III (VIP III)

VIP III Dynamic Capital Appreciation Portfolio  — Service Class 2

Greenwich Street Series Fund

Salomon Brothers Variable Emerging Growth Fund  — Class II

Nations Separate Account Trust

Nations Marsico Growth Portfolio

Nations Marsico International Opportunities Portfolio

Oppenheimer Variable Account Funds

Oppenheimer Aggressive Growth Fund/VA —
Service Shares

Oppenheimer Capital Appreciation Fund/VA — Service Shares

Oppenheimer Main Street Small Cap Fund/VA — Service Shares

Salomon Brothers Variable Series Fund Inc

Salomon Brothers Variable All Cap Fund — Class II

The Prudential Series Fund, Inc.

Jennison 20/20 Focus Portfolio — Class II

Jennison Portfolio — Class II

All designated portfolios described above are series type mutual funds.

On November 14, 2003, Dreyfus Investment Portfolios-Emerging Markets Portfolio Initial Shares and Federated International Small Company Fund II were liquidated pursuant to a decision made by the portfolios’ Board of Trustees.

During 2003, Federated Insurance Series changed the name of its Federated Utility Fund II to Federated Capital Income Fund II; Janus Aspen Series changed the name of its Aggressive Growth Portfolio to Mid Cap Growth Portfolio — Institutional Shares and its Aggressive Growth Portfolio — Service Shares to Mid Cap Growth Portfolio — Service Shares; Oppenheimer Variable Account Funds changed the name of its Oppenheimer Main Street Growth & Income Fund/VA — Service Shares to Oppenheimer Main Street Fund/VA — Service Shares; and Salomon Brothers Variable Series Fund Inc. changed the name of its Investors Fund to Salomon Brothers Variable Investors Fund — Class I, its Strategic Bond Fund to Salomon Brothers Variable Strategic Bond fund — Class I, and its Total Return Fund to Salomon Brothers Variable Total Return Fund — Class I.

During 2002, AIM Variable Insurance Funds changed the name of its AIM V. I. Value Fund — Series I Shares to AIM V. I. Premier Equity Fund — Series I Shares. In addition, PIMCO Variable Insurance Trust changed the name of its High Yield Bond Portfolio to High Yield Portfolio — Administrative Class Shares, its Long-Term U. S. Government Bond Portfolio — Administrative Class Shares to Long-Term U. S. Government Portfolio — Administrative Class Shares, and its Total Return Bond Portfolio — Administrative Class Shares to Total Return Portfolio — Administrative Class Shares.

(2)	Summary of Significant Accounting Policies

(a) Investments

Investments are stated at fair market value, which are based on the net asset value per share of the respective underlying portfolios. Purchases and redemptions of investments are recorded on the day the request for purchase or redemption is received (Valuation Day) and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

(b) Unit Class

There are three unit classes included in the Account. Type I units are sold under policy forms P1096 and P1251. Type II units are sold under policy forms P1250 and P1250CR. Type III units are sold under policy forms P1258 and P1259. An

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2003

indefinite number of units in each class is authorized. Each unit type has its own expense structure. Policy form numbers P1096, P1250CR, and P1250 are no longer available for sale although additional premium may still be accepted under the terms of the policy.

(c) Federal Income Taxes

The operations of the Account are a part of, and taxed with, the operations of GE Life & Annuity. Therefore, the Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). Under existing federal income tax laws, investment income and capital gains of the Account are not taxed. Accordingly, the Account paid no federal income taxes and no federal income tax payment was required. GE Life & Annuity is taxed as a life insurance company under the Code.

(d) Use of Estimates

Financial statements prepared in conformity with accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

(e) Reclassifications

Certain prior year amounts in the accompanying financial statements have been reclassified to conform to the current year’s presentation. There is no impact on net assets from these reclassifications.

(3)	Purchase and Sales of Investments

The aggregate cost of investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2003 were:

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
AIM Variable Insurance Funds:
AIM V.I. Basic Value Fund — Series II Shares	$50,285	$2,467
AIM V.I. Capital Appreciation Fund — Series I Shares	104,255	47,662
AIM V.I. Growth Fund — Series I Shares	72,920	47,254
AIM V.I. Premier Equity Fund — Series I Shares	143,065	97,604
The Alger American Fund:
Alger American Growth Portfolio — Class O Shares	916,286	1,208,908
Alger American Small Capitalization Portfolio — Class O Shares	673,049	721,381
AllianceBernstein Variable Products Series Fund, Inc:
Growth and Income Portfolio — Class B	938,610	360,235
Premier Growth Portfolio — Class B	138,240	83,726
Quasar Portfolio — Class B	37,208	23,603
Technology Portfolio — Class B	10,041	674
Dreyfus:
Dreyfus Investment Portfolios-Emerging Markets Portfolio — Initial Shares	64,552	130,908
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	31,855	18,619
Eaton Vance Variable Trust:
VT Floating-Rate Income Fund	4,244	175
VT Worldwide Health Sciences Fund	43,336	818
Federated Insurance Series:
Federated American Leaders Fund II — Primary Shares	599,551	474,605
Federated Capital Income Fund II	106,221	101,123

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2003

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
Federated High Income Bond Fund II — Primary Shares	$363,329	$331,601
Federated High Income Bond Fund II — Service Shares	384,335	217,911
Federated International Small Company Fund II	21,858	63,301
Federated Kaufmann Fund II — Service Shares	106,975	1,847
Fidelity Variable Insurance Products Fund (VIP):
VIP Equity-Income Portfolio — Initial Class	2,303,428	2,201,044
VIP Equity-Income Portfolio — Service Class 2	483,177	175,919
VIP Growth Portfolio — Initial Class	2,051,882	1,947,356
VIP Growth Portfolio — Service Class 2	419,539	227,506
VIP Overseas Portfolio — Initial Class	550,384	467,942
Fidelity Variable Insurance Products Fund II (VIP II):
VIP II Asset ManagerSM Portfolio — Initial Class	919,417	1,996,143
VIP II Contrafund® Portfolio — Initial Class	1,857,937	1,739,502
VIP II Contrafund® Portfolio — Service Class 2	709,337	198,932
Fidelity Variable Insurance Products Fund III (VIP III):
VIP III Dynamic Capital Appreciation Portfolio — Service Class 2	2,056	71
VIP III Growth & Income Portfolio — Initial Class	789,192	625,561
VIP III Growth & Income Portfolio — Service Class 2	196,889	78,878
VIP III Growth Opportunities Portfolio — Initial Class	264,895	259,068
VIP III Mid Cap Portfolio — Service Class 2	658,746	177,245
GE Investments Funds, Inc:
Global Income Fund	182,612	175,821
Income Fund	1,018,425	1,656,211
International Equity Fund	363,494	285,265
Mid-Cap Value Equity Fund	1,680,945	1,092,100
Money Market Fund	12,623,071	13,085,331
Premier Growth Equity Fund	1,372,974	762,115
Real Estate Securities Fund	873,795	593,636
S&P 500® Index Fund	4,507,049	3,851,822
Small-Cap Value Equity Fund	644,685	302,594
Total Return Fund	971,273	736,018
U.S. Equity Fund	580,559	583,616
Value Equity Fund	198,787	79,360
Goldman Sachs Variable Insurance Trust:
Goldman Sachs Growth and Income Fund	308,835	332,736
Goldman Sachs Mid Cap Value Fund	653,887	681,932
Greenwich Street Series Fund:
Salomon Brothers Variable Emerging Growth Fund — Class II	6,493	3,130
Janus Aspen Series:
Balanced Portfolio — Institutional Shares	1,166,502	1,817,691
Balanced Portfolio — Service Shares	646,059	307,568
Capital Appreciation Portfolio — Institutional Shares	641,004	1,025,839
Capital Appreciation Portfolio — Service Shares	156,762	75,434
Flexible Income Portfolio — Institutional Shares	492,627	403,203
Global Life Sciences Portfolio — Service Shares	104,481	97,429
Global Technology Portfolio — Service Shares	125,600	58,975
Growth Portfolio — Institutional Shares	1,671,669	1,851,514

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2003

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
Growth Portfolio — Service Shares	$91,388	$56,602
International Growth Portfolio — Institutional Shares	642,769	648,830
International Growth Portfolio — Service Shares	206,413	78,176
Mid Cap Growth Portfolio — Service Shares	139,677	71,824
Mid Cap Growth Portfolio — Institutional Shares	1,260,461	1,252,891
Worldwide Growth Portfolio — Institutional Shares	1,587,436	2,484,393
Worldwide Growth Portfolio — Service Shares	144,333	95,344
MFS® Variable Insurance Trust:
MFS® Investors Growth Stock Series — Service Class Shares	115,159	63,129
MFS® Investors Trust Series — Service Class Shares	34,503	18,945
MFS® New Discovery Series — Service Class Shares	542,100	94,060
MFS® Utilities Series — Service Class Shares	169,381	70,757
Nations Separate Account Trust:
Nations Marsico Growth Portfolio	25,162	536
Nations Marsico International Opportunities Portfolio	209,830	115,326
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth Fund/VA	718,911	894,163
Oppenheimer Aggressive Growth Fund/VA — Service Shares	38,351	2,970
Oppenheimer Bond Fund/VA	733,213	891,978
Oppenheimer Capital Appreciation Fund/VA	1,233,339	1,475,666
Oppenheimer Capital Appreciation Fund/VA — Service Shares	4,529	629
Oppenheimer Global Securities Fund/VA — Service Shares	344,488	174,354
Oppenheimer High Income Fund/VA	850,692	699,026
Oppenheimer Main Street Fund/VA — Service Shares	271,304	121,890
Oppenheimer Main Street Small Cap Fund/VA — Service Shares	11,661	1,074
Oppenheimer Multiple Strategies Fund/VA	404,635	445,476
PBHG Insurance Series Fund, Inc:
PBHG Growth II Portfolio	330,862	380,941
PBHG Large Cap Growth Portfolio	305,677	184,380
PIMCO Variable Insurance Trust:
Foreign Bond Portfolio — Administrative Class Shares	47,126	25,150
High Yield Portfolio — Administrative Class Shares	336,640	167,357
Long-Term U.S. Government Portfolio — Administrative Class Shares	672,914	449,050
Total Return Portfolio — Administrative Class Shares	1,389,849	557,590
The Prudential Series Fund, Inc:
Jennison 20/20 Focus Portfolio — Class II	19	9
Jennison Portfolio — Class II	630	6
Rydex Variable Trust:
OTC Fund	33,646	19,786
Salomon Brothers Variable Series Funds Inc:
Salomon Brothers Variable All Cap Fund — Class II	5,551	2,346
Salomon Brothers Variable Investors Fund — Class I	302,734	301,344
Salomon Brothers Variable Strategic Bond Fund — Class I	450,323	285,164
Salomon Brothers Variable Total Return Fund — Class I	240,020	200,804
Van Kampen Life Investment Trust:
Comstock Portfolio — Class II Shares	139,514	14,398
Emerging Growth Portfolio — Class II Shares	52,942	3,227

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2003

(4)	Related Party Transactions

(a) GE Life & Annuity

Type I Units (Policy P1096 and P1251)

Net premiums transferred from GE Life & Annuity to the Account represent gross premiums recorded by GE Life & Annuity on its flexible premium variable universal life insurance policies and flexible premium joint and last survivor variable life insurance policies less deductions. For Policy P1251, deductions from premium depend on the initial specified amount. If the initial specified amount is $500,000 or more, a current deduction of 3.5% premium charge (5% maximum) is assessed from each premium payment before the premium is allocated to the subaccounts. If the initial specified amount is at least $250,000 but less than $500,000, a current deduction of 6.5% premium charge (8% maximum) is assessed. For Policy P1096, a premium charge of 5.0% from each premium payment is assessed before the premium is allocated to the subaccounts.

Policy A251 assesses a minimum surrender charge of $12.00 per $1000 of Specified Amount and a maximum of $60.00 per $1000 of Specified Amount if the policy is surrendered during the first 16 years of the Policy or 16 years after an increase in Specified Amount. A surrender charge would also apply if the Specified Amount were decreased at a time when surrender would otherwise be assessed. For Policy P1096, a minimum surrender charge of $2.50 per $1000 of Specified Amount and a maximum of $7.50 per $1000 of Specified Amount not to exceed $500 is assessed if the Policy surrendered during Policy years 1 through 9. Policy P1096 also assesses a fee for increases in Specified Amount. This fee will never be lower than $1.50 per $1000 of Specified Amount and never higher than $300.

A Mortality and Expense Risk charge is deducted daily from the assets in the subaccounts attributable to the policies equal to an effective annual rate of .70% of the average daily net assets of the Account. This charge is for the mortality and expense risks that GE Life & Annuity assumes.

A monthly deduction is made on the policy date and on each monthly anniversary date from the policy assets. The monthly deduction for Policy P1251 consists of a cost of insurance charge that varies based upon the Insured’s gender, issue age, risk class and the year of coverage, a policy charge of $5, an expense charge of up to $.20 per $1,000 of initial Specified Amount, an expense charge for any increase in specified amount of up to $.20 per $1,000 of increase and any charges for additional benefits added by riders to the policy. The monthly deduction for Policy P1096 consists of a cost of insurance charge that varies based upon the Insured’s gender, issue age, risk class and the year of coverage, a current monthly administrative charge of $6 ($12 maximum) and any charges for additional benefits added by riders to the policy. If an increase in specified amount becomes effective, there will be a one-time charge (per increase) of $1.50 per $1,000 of increase included in the monthly deduction (not to exceed $300 per increase).

Policy P1096 assesses a deferred sales charge during Policy Years 2-10 of 45% of the premiums paid on Specified Amounts (of less than $250,000) during the first policy year. This charge is reduced to 40% of the premiums paid on Specified Amounts of $250,000 or more. The policy also assesses a net loan charge at an annualized rate of 2.0% for non-preferred loans. There are no charges for Policy P1096 for preferred loans after year 11. There are no charges for Policy P1251 for all preferred loans in all years.

A partial surrender processing fee of the lesser of $25 or 2% of the amount surrendered is assessed on all partial surrenders.

A transfer charge of $10 is assessed for each transfer among subaccounts after the first transfer made in any calendar month.

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2003

Type II Units (Policy Form P1250 and P1250CR)

Net premiums transferred from GE Life & Annuity to the Account represent gross premiums recorded by GE Life & Annuity on its flexible premium variable universal life insurance policies less deductions. For Policy P1250, a 3% charge from each premium (5% maximum) is assessed before it is allocated to the subaccounts. For Policy P1250CR, an 8% charge from each premium (10% maximum) is assessed before it is allocated to the subaccounts.

A Mortality and Expense Risk charge is deducted daily from the assets in the subaccounts attributable to the policies equal to an effective annual rate of ..70% of the average daily net assets of the Account. This charge is for the mortality and expense risks that GE Life & Annuity assumes.

A monthly deduction is made on the policy date and on each monthly anniversary date from the policy assets. The monthly deduction consists of a cost of insurance charge which varies based upon the Insured’s gender, issue age, risk class and the year of coverage, a policy charge of $12 in the first policy year ($15 for Policy P1250CR) and $6 per month thereafter ($12 maximum), and any charges for additional benefits added by riders to the policy. If an increase in specified amount becomes effective, there will be a one-time charge (per increase) of $1.50 per $1,000 of increase included in the monthly deduction (not to exceed $300 per increase).

There will be a surrender charge if the policy is surrendered during the surrender period. The surrender charge is calculated by multiplying the surrender charge factors times the specified amount, divided by $1,000. That amount is then varied by issue age, gender (where applicable) and rating class of each insured and by the number of months since the policy date. The surrender charge remains level for the first five policy years and then decreases uniformly each policy month to zero over the next 10 policy years or until the insured attains age 95, whichever is earlier. For Policy P1250, the surrender charge is guaranteed not to exceed $50.65 per $1,000 of Specified Amount. For Policy P1250CR, the surrender charge is guaranteed not to exceed $51.36 per $1,000 of Specified Amount.

A partial surrender processing fee of the lesser of $25 or 2% of the amount surrendered is assessed on all partial surrenders.

A transfer charge of $10 is assessed for each transfer among subaccounts after the first transfer made in any calendar month. Policies issued on policy form P1250 and marketed under the name of GE Protection Plus do not assess a transfer charge but reserve the right to impose a charge of up to $10 after the first transfer made in any calendar month. The policies also assess a net loan charge at an annualized rate of 2.0% for non –preferred loans in all years and there is no charge for preferred loans in policy year 11 and after.

Type III Units (Policy Form P1258 and P1259)

Net premiums transferred from GE Life & Annuity to the Account represent gross premiums recorded by GE Life & Annuity on its flexible premium single life and joint and last survivor variable life insurance policies less deductions. A 5% charge from each premium (7.5% maximum) is assessed before it is allocated to the subaccounts. This charge is not assessed against the policy loan portion of a premium received from the rollover of a life insurance policy.

A mortality and expense risk charge is deducted monthly from a policy’s assets. This charge is for the mortality and expense risks that GE Life & Annuity assumes. This charge is equal to an effective annual rate of .40% of the first $50,000 of the policy’s unloaned assets in the subaccounts (.40% of the first $100,000 of unloaned assets in the subaccounts for a joint and last survivor policy). During the first 20 policy years, a mortality and expense risk charge at an annual effective rate of .05% of the policy’s unloaned assets in the subaccounts over $50,000 ($100,000 for a joint and last survivor policy) is also assessed. Beginning with policy year 21, GE Life & Annuity does not deduct a mortality and expense risk charge for the policy’s unloaned assets in the subaccounts over $50,000 ($100,000 for a joint and last survivor policy).

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2003

A monthly deduction is made on the policy date and on each monthly anniversary date from the policy assets. The monthly deduction consists of a cost of insurance charge which varies based upon the Insured’s gender, issue age, risk class and the year of coverage, the Mortality and Expense Risk Charge (discussed above), a policy charge of $5 ($10 per month maximum), a maximum monthly expense charge of $.83 per $1,000 of specified amount for the first 10 policy years and any charges for additional benefits added by riders to the policy.

There will be a surrender charge if the policy is surrendered during the first 10 policy years or 10 years after an increase in Specified Amount. The maximum surrender charge assessed is $37.19 per $1,000 of specified amount. This charge is calculated by multiplying a factor times the lowest specified amount in effect before the surrender, divided by 1,000. The factor depends on the issue age and gender (where applicable) of the insured. For a joint and last survivor policy, the factor depends on the issue age, gender (where applicable) and risk class of both insured’s. The surrender charge remains level for the first five policy years and then decreases each policy month to zero over the next five policy years.

GE Life & Annuity reserves the right to assess a maximum partial surrender fee of the lesser of $25, or 2%, of the amount surrendered is assessed on all partial surrenders. Currently, this partial surrender processing fee is not assessed.

Certain policy owners (Policy form P1258 and Policy Form 1259) may elect to allocate premium payments to a Guarantee Account that is part of the general account of GE Life & Annuity. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time, after which a new rate may be declared. Policy owners may transfer amounts from the Guarantee Account to the subaccounts of the Account and in certain instances transfer amounts from the subaccounts of the Account to the Guarantee Account.

A net loan charge of 0.15% is assessed on all loans taken. This charge is assessed until the loan is repaid. The minimum charge is 0.15% of the loaned amount. The maximum charge is 0.40% of the loan amount.

(b) Receivable From Affiliate

Receivable from affiliate represents receivable from GE Life & Annuity attributable to decreases in share value between the dates charges and deductions are assessed and the dates corresponding shares are redeemed.

(c) Accrued Expenses Payable to Affiliate

Accrued expenses payable to affiliate are mostly attributable to charges and deductions made under the policies for services and benefits accrued and payable to GE Life & Annuity.

(d) Capital Brokerage Corporation

Capital Brokerage Corporation (CBC), an affiliate of GE life & Annuity, is a Washington corporation registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. CBC serves as the distributor and principal underwriter for variable life insurance policies issued by GE Life & Annuity. GE Life & Annuity pays commissions and other marketing related expenses to CBC. Certain officers and directors of GE Life & Annuity are also officers and directors of CBC.

(e) GE Investment Funds, Inc.

GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company. GE Asset Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .60% for the Global Income Fund,. 50% for the

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2003

Income Fund, maximum 1.00% for the International Equity Fund, .65% for the Mid-Cap Value Equity Fund, maximum .50% for the Money Market Fund, .65% for the Premier Growth Equity Fund, maximum .85% for the Real Estate Securities Fund, .35% for the S&P 500® Index Fund, .80% for the Small-Cap Value Equity Fund, maximum .50% for the Total Return Fund, .55% for the U.S. Equity Fund, and .65% for the Value Equity Fund. The management fee declines incrementally as the portfolios assets increase for the International Equity Fund, Money Market Fund, the Real Estate Securities Fund, and the Total Return Fund.

(5)	Capital Transactions

All dividends and capital gain distributions of the portfolios are automatically reinvested in shares of the distributing portfolios at their net asset value on the date of distribution. Portfolio dividends or portfolio distributions are not paid to policy owners as additional units, but instead are reflected in unit values.

The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the years ended December 31, 2003 and 2002 is reflected in the Statement of Changes in Net Assets.

(6)	Financial Highlights

A summary by type and by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios, and total return ratios for the years or lesser periods ended December 31, 2003, 2002 and 2001 follows. Financial highlights are only disclosed for subaccounts and unit types that had outstanding units as of December 31.

Expenses as a percentage of average net assets represent the annualized contract expenses of the separate account, consisting of the mortality and expense risk charges for each period indicated. The expense ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying portfolios are excluded. The expenses as a percentage of average net assets for Type III units are zero because the expenses are deducted monthly by a redemption of units.

The investment income ratio represents the ordinary dividends received by the Account from the underlying portfolio divided by the average net assets.

The total return below represents the total return for the year or lesser periods indicated and include deductions only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a Prospectus or Marketing Material for a product supported by the Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return on the following pages.

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2003

Type I:	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
		Unit Value	000s
The Alger American Fund:
Alger American Growth Portfolio
2003	70,632	$17.52	$1,237	0.70%	0.00%	34.22%
2002	88,027	13.05	1,149	0.70%	0.04%	(33.46)%
2001	97,453	19.62	1,912	0.70%	0.22%	(12.44)%
Alger American Small Capitalization Portfolio
2003	88,815	9.20	817	0.70%	0.00%	41.35%
2002	98,354	6.51	640	0.70%	0.00%	(26.74)%
2001	96,584	8.88	858	0.70%	0.05%	(30.01)%
AllianceBernstein Variable Products Series Fund, Inc.:
Growth and Income Portfolio — Class B
2003	4,918	12.36	61	0.70%	0.79%	23.62%
Federated Insurance Series:
Federated American Leaders Fund II — Primary Shares
2003	26,786	17.53	470	0.70%	1.51%	26.80%
2002	17,448	13.82	241	0.70%	1.22%	(20.77)%
2001	20,425	17.45	356	0.70%	1.33%	(4.89)%
Federated Capital Income Fund II
2003	11,831	13.70	162	0.70%	6.52%	19.83%
2002	9,949	11.43	114	0.70%	5.77%	(24.48)%
2001	13,254	15.14	201	0.70%	3.23%	(14.33)%
Federated High Income Bond Fund II — Primary Shares
2003	17,323	17.64	306	0.70%	7.08%	21.36%
2002	17,068	14.53	248	0.70%	9.78%	0.68%
2001	15,482	14.44	224	0.70%	9.84%	0.67%
Fidelity Variable Insurance Products Fund (VIP):
VIP Equity-Income Portfolio — Initial Class
2003	117,925	51.06	6,022	0.70%	1.78%	29.42%
2002	126,781	39.46	5,003	0.70%	1.75%	(17.53)%
2001	134,736	47.84	6,446	0.70%	1.68%	(5.62)%
VIP Growth Portfolio — Initial Class
2003	94,294	53.72	5,066	0.70%	0.26%	31.92%
2002	99,324	40.72	4,044	0.70%	0.26%	(30.60)%
2001	108,530	58.68	6,369	0.70%	0.08%	(18.23)%
VIP Overseas Portfolio — Initial Class
2003	61,054	27.02	1,650	0.70%	0.82%	42.37%
2002	61,001	18.98	1,158	0.70%	0.81%	(20.84)%
2001	65,937	23.97	1,581	0.70%	5.30%	(21.72)%
Fidelity Variable Insurance Products Fund II (VIP II):
VIP II Asset ManagerSM Portfolio — Initial Class
2003	83,772	30.96	2,594	0.70%	3.70%	17.15%
2002	125,324	26.43	3,312	0.70%	3.96%	(9.37)%
2001	131,477	29.16	3,834	0.70%	4.24%	(4.77)%

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2003

Type I:	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
		Unit Value	000s
VIP II Contrafund® Portfolio — Initial Class
2003	114,659	$30.67	$3,516	0.70%	0.45%	27.57%
2002	112,644	24.04	2,708	0.70%	0.81%	(9.98)%
2001	111,945	26.71	2,990	0.70%	0.80%	(12.86)%
Fidelity Variable Insurance Products Fund III (VIP III):
VIP III Growth & Income Portfolio — Initial Class
2003	32,628	15.29	499	0.70%	1.19%	22.91%
2002	28,213	12.44	351	0.70%	1.22%	(17.20)%
2001	22,841	15.03	343	0.70%	1.23%	(9.39)%
VIP III Growth Opportunities Portfolio — Initial Class
2003	11,634	11.07	129	0.70%	0.72%	28.96%
2002	13,585	8.58	117	0.70%	1.09%	(22.39)%
2001	12,762	11.06	141	0.70%	0.36%	(15.02)%
VIP III Mid Cap Portfolio — Service Class 2
2003	2,380	14.00	33	0.70%	0.18%	40.01%
GE Investments Funds, Inc.:
Global Income Fund
2003	8,110	13.16	107	0.70%	3.49%	10.91%
2002	9,845	11.86	117	0.70%	0.77%	15.82%
2001	4,666	10.24	48	0.70%	0.00%	(2.37)%
Income Fund
2003	44,806	13.84	620	0.70%	3.39%	2.87%
2002	42,923	13.45	577	0.70%	5.18%	9.12%
2001	33,971	12.33	419	0.70%	5.09%	6.67%
International Equity Fund
2003	17,570	13.51	237	0.70%	1.09%	36.94%
2002	14,584	9.87	144	0.70%	1.22%	(24.36)%
2001	8,794	13.04	115	0.70%	1.06%	(21.42)%
Mid-Cap Value Equity Fund
2003	39,861	19.71	786	0.70%	1.58%	32.01%
2002	26,207	14.93	391	0.70%	0.92%	(14.37)%
2001	16,101	17.44	281	0.70%	0.91%	(0.38)%
Money Market Fund
2003	202,661	19.48	3,949	0.70%	0.80%	0.07%
2002	178,387	19.47	3,473	0.70%	1.46%	0.76%
2001	131,894	19.32	2,548	0.70%	3.86%	3.24%
Premier Growth Equity Fund
2003	33,685	10.06	339	0.70%	0.22%	28.01%
2002	24,730	7.86	194	0.70%	0.05%	(21.57)%
2001	16,957	10.02	170	0.70%	0.12%	(9.78)%
Real Estate Securities Fund
2003	26,702	29.56	789	0.70%	3.71%	36.42%
2002	24,064	21.67	521	0.70%	4.91%	(2.04)%
2001	19,511	22.12	432	0.70%	4.16%	11.05%

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2003

Type I:	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
		Unit Value	000s
S&P 500® Index Fund
2003	89,863	$48.49	$4,358	0.70%	1.38%	27.38%
2002	85,927	38.07	3,271	0.70%	1.32%	(22.91)%
2001	88,043	49.38	4,348	0.70%	1.09%	(12.88)%
Small-Cap Value Equity Fund
2003	1,173	12.89	15	0.70%	0.08%	28.93%
Total Return Fund
2003	32,449	43.21	1,402	0.70%	1.30%	19.47%
2002	31,607	36.17	1,143	0.70%	2.39%	(9.95)%
2001	29,464	40.16	1,183	0.70%	1.12%	(3.57)%
U.S. Equity Fund
2003	13,281	11.20	149	0.70%	0.89%	22.41%
2002	10,610	9.15	97	0.70%	0.89%	(19.83)%
2001	6,600	11.41	75	0.70%	0.75%	(9.12)%
Goldman Sachs Variable Insurance Trust:
Goldman Sachs Growth and Income Fund
2003	6,641	8.62	57	0.70%	1.31%	23.49%
2002	6,403	6.98	45	0.70%	2.06%	(11.96)%
2001	837	7.93	7	0.70%	0.49%	(9.98)%
Goldman Sachs Mid Cap Value Fund
2003	41,257	14.77	609	0.70%	0.92%	27.49%
2002	36,991	11.59	429	0.70%	0.99%	(5.36)%
2001	29,382	12.24	360	0.70%	1.29%	11.26%
Janus Aspen Series:
Balanced Portfolio — Institutional Shares
2003	86,999	24.14	2,100	0.70%	2.15%	13.25%
2002	85,649	21.32	1,826	0.70%	2.47%	(7.10)%
2001	82,439	22.95	1,892	0.70%	1.42%	(5.34)%
Capital Appreciation Portfolio — Institutional Shares
2003	20,483	20.74	425	0.70%	0.47%	19.69%
2002	21,974	17.32	381	0.70%	0.57%	(16.26)%
2001	22,414	20.69	464	0.70%	0.44%	(22.22)%
Flexible Income Portfolio — Institutional Shares
2003	18,703	18.08	338	0.70%	4.85%	5.65%
2002	17,057	17.12	292	0.70%	4.94%	9.70%
2001	9,034	15.60	141	0.70%	3.23%	6.98%
Global Life Sciences Portfolio — Service Shares
2003	2,748	8.32	23	0.70%	0.00%	25.31%
2002	6,041	6.64	40	0.70%	0.00%	(30.04)%
2001	6,051	9.49	57	0.70%	0.00%	(17.34)%
Global Technology Portfolio — Service Shares
2003	15,204	3.63	55	0.70%	0.00%	45.45%
2002	11,168	2.50	28	0.70%	0.00%	(41.35)%
2001	9,570	4.26	41	0.70%	0.00%	(37.76)%
Growth Portfolio — Institutional Shares
2003	117,163	21.14	2,476	0.70%	0.09%	30.81%
2002	128,068	16.16	2,070	0.70%	0.00%	(27.02)%
2001	136,463	22.14	3,021	0.70%	0.02%	(25.26)%

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2003

Type I:	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
		Unit Value	000s
International Growth Portfolio — Institutional Shares
2003	43,369	$18.31	$794	0.70%	1.25%	33.97%
2002	43,699	13.66	597	0.70%	0.86%	(26.11)%
2001	50,194	18.49	928	0.70%	0.40%	(23.78)%
Mid Cap Growth Portfolio — Institutional Shares
2003	107,769	20.22	2,179	0.70%	0.00%	34.16%
2002	110,040	15.07	1,658	0.70%	0.00%	(28.44)%
2001	114,341	21.06	2,408	0.70%	0.00%	(39.88)%
Worldwide Growth Portfolio — Institutional Shares
2003	150,208	23.47	3,525	0.70%	1.10%	23.12%
2002	162,939	19.06	3,106	0.70%	0.89%	(26.02)%
2001	186,134	25.76	4,795	0.70%	0.25%	(22.98)%
MFS® Variable Insurance Trust:
MFS® New Discovery Series — Service Class Shares
2003	1,277	12.80	16	0.70%	0.00%	28.00%
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth Fund/VA
2003	57,336	44.54	2,554	0.70%	0.00%	24.71%
2002	62,159	35.72	2,220	0.70%	0.68%	(28.30)%
2001	75,849	49.81	3,778	0.70%	0.95%	(31.75)%
Oppenheimer Bond Fund/VA
2003	20,122	30.12	606	0.70%	5.89%	6.03%
2002	23,819	28.41	677	0.70%	7.07%	8.32%
2001	21,130	26.23	554	0.70%	6.48%	7.03%
Oppenheimer Capital Appreciation Fund/VA
2003	48,987	59.30	2,905	0.70%	0.39%	30.03%
2002	53,318	45.61	2,432	0.70%	0.62%	(27.37)%
2001	60,645	62.80	3,809	0.70%	0.62%	(13.19)%
Oppenheimer High Income Fund/VA
2003	47,580	40.93	1,947	0.70%	7.05%	23.09%
2002	47,784	33.25	1,589	0.70%	10.58%	(3.08)%
2001	51,746	34.30	1,775	0.70%	10.12%	1.25%
Oppenheimer Multiple Strategies Fund/VA
2003	22,613	41.13	930	0.70%	2.89%	24.08%
2002	24,204	33.15	802	0.70%	3.62%	(11.03)%
2001	25,511	37.25	950	0.70%	3.71%	1.50%
PBHG Insurance Series Fund, Inc.:
PBHG Growth II Portfolio
2003	22,515	9.54	215	0.70%	0.00%	24.82%
2002	29,713	7.64	227	0.70%	0.00%	(30.92)%
2001	21,511	11.07	238	0.70%	0.00%	(40.89)%
PBHG Large Cap Portfolio
2003	19,361	15.95	309	0.70%	0.00%	30.27%
2002	17,789	12.24	218	0.70%	0.00%	(29.81)%
2001	18,707	17.44	326	0.70%	0.00%	(28.79)%

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2003

Type I:	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
		Unit Value	000s
PIMCO Variable Insurance Trust:
Total Return Portfolio — Administrative Class Shares
2003	2,997	$10.15	$30	0.70%	2.85%	1.49%
Salomon Brothers Variable Series Funds Inc:
Salomon Brothers Variable Investors Fund—Class I
2003	21,575	14.74	318	0.70%	1.41%	31.41%
2002	26,040	11.22	292	0.70%	1.09%	(23.59)%
2001	21,398	14.68	314	0.70%	0.87%	(4.82)%
Salomon Brothers Variable Strategic Bond Fund — Class I
2003	17,306	14.05	243	0.70%	5.98%	12.44%
2002	9,971	12.49	125	0.70%	5.64%	8.08%
2001	3,651	11.56	42	0.70%	6.13%	6.17%
Salomon Brothers Variable Total Return Fund—Class I
2003	7,201	12.01	87	0.70%	1.85%	15.10%
2002	7,649	10.44	80	0.70%	1.74%	(7.52)%
2001	2,210	11.29	25	0.70%	3.64%	(1.50)%

Type II
AIM Variable Insurance Funds:
AIM V.I. Basic Value Fund — Series II Shares
2003	4,019	12.97	52	0.70%	0.00%	29.73%
AIM V.I. Capital Appreciation Fund — Series I Shares
2003	37,073	5.72	212	0.70%	0.00%	28.61%
2002	27,851	4.45	124	0.70%	0.00%	(24.89)%
2001	16,503	5.92	98	0.70%	0.00%	(23.82)%
AIM V.I. Growth Fund — Series I Shares
2003	40,947	4.55	186	0.70%	0.00%	30.32%
2002	35,571	3.49	124	0.70%	0.00%	(31.46)%
2001	16,297	5.10	83	0.70%	0.37%	(34.35)%
AIM V.I. Premier Equity Fund — Series I Shares
2003	46,144	6.81	314	0.70%	0.34%	24.20%
2002	41,113	5.48	225	0.70%	0.46%	(30.75)%
2001	19,328	7.91	153	0.70%	0.23%	(13.18)%
The Alger American Fund:
Alger American Growth Portfolio — Class O Shares
2003	110,002	17.52	1,927	0.70%	0.00%	34.22%
2002	109,921	13.05	1,434	0.70%	0.04%	(33.46)%
2001	129,030	19.62	2,532	0.70%	0.22%	(12.44)%
Alger American Small Capitalization Portfolio — Class O Shares
2003	88,375	9.20	813	0.70%	0.00%	41.35%
2002	84,392	6.51	549	0.70%	0.00%	(26.74)%
2001	69,049	8.88	613	0.70%	0.05%	(30.01)%
AllianceBernstein Variable Products Series Fund, Inc:
Growth and Income Portfolio — Class B
2003	136,367	10.29	1,403	0.70%	0.79%	31.26%
2002	87,054	7.84	683	0.70%	0.56%	(22.81)%
2001	42,611	10.15	433	0.70%	0.43%	(0.55)%

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2003

Type II:	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
		Unit Value	000s
Premier Growth Portfolio — Class B
2003	34,350	$5.93	$204	0.70%	0.00%	22.50%
2002	25,762	4.84	125	0.70%	0.00%	(31.33)%
2001	16,341	7.05	115	0.70%	0.00%	(17.98)%
Quasar Portfolio — Class B
2003	10,174	7.22	73	0.70%	0.00%	47.63%
2002	7,741	4.89	38	0.70%	0.00%	(32.54)%
2001	3,292	7.25	24	0.70%	0.00%	(13.47)%
Technology Portfolio — Class B
2003	722	13.25	10	0.70%	0.00%	32.50%
Dreyfus:
Dreyfus Investment Portfolios-Emerging Markets Portfolio — Initial Shares
2002	3,965	8.76	35	0.70%	1.62%	(1.18)%
2001	906	8.87	8	0.70%	1.41%	2.59%
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares
2003	9,897	5.92	59	0.70%	0.13%	25.12%
2002	7,490	4.73	35	0.70%	0.31%	(29.44)%
2001	3,973	6.70	27	0.70%	0.11%	(23.12)%
Eaton Vance Variable Trust:
VT Floating-Rate Income Fund
2003	401	10.19	4	0.70%	1.27%	1.90%
VT Worldwide Health Sciences Fund
2003	3,673	11.97	44	0.70%	0.00%	19.67%
Federated Insurance Series:
Federated American Leaders Fund II — Primary Shares
2003	23,085	17.53	405	0.70%	1.51%	26.80%
2002	25,242	13.82	349	0.70%	1.22%	(20.77)%
2001	25,767	17.45	450	0.70%	1.33%	(4.89)%
Federated Capital Income Fund II
2003	11,951	13.70	164	0.70%	6.52%	19.83%
2002	14,863	11.43	170	0.70%	5.77%	(24.48)%
2001	16,543	15.14	250	0.70%	3.23%	(14.33)%
Federated High Income Bond Fund II — Primary Shares
2003	23,064	17.64	407	0.70%	7.08%	21.36%
2002	23,982	14.53	348	0.70%	9.78%	0.68%
2001	16,943	14.44	245	0.70%	9.84%	0.67%
Federated High Income Bond Fund II — Service Shares
2003	13,385	11.37	152	0.70%	4.65%	20.94%
2002	8,558	9.40	80	0.70%	6.71%	0.52%
2001	3,727	9.34	35	0.70%	0.00%	0.66%
Federated Kaufmann Fund II — Service Shares
2003	8,431	13.38	113	0.70%	0.00%	33.81%

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2003

Type II:	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
		Unit Value	000s
Fidelity Variable Insurance Products Fund (VIP):
VIP Equity-Income Portfolio — Initial Class
2003	35,597	$51.06	$1,818	0.70%	1.78%	29.42%
2002	25,961	39.46	1,024	0.70%	1.75%	(17.53)%
2001	27,433	47.84	1,312	0.70%	1.68%	(5.62)%
VIP Equity-Income Portfolio — Service Class 2
2003	77,554	10.37	804	0.70%	1.35%	29.12%
2002	54,112	8.03	435	0.70%	1.09%	(17.73)%
2001	25,792	9.76	252	0.70%	0.03%	(5.89)%
VIP Growth Portfolio — Initial Class
2003	39,606	53.72	2,128	0.70%	0.26%	31.92%
2002	32,419	40.72	1,320	0.70%	0.26%	(30.60)%
2001	34,260	58.68	2,010	0.70%	0.08%	(18.23)%
VIP Growth Portfolio — Service Class 2
2003	140,851	6.50	915	0.70%	0.10%	31.61%
2002	112,010	4.94	553	0.70%	0.10%	(30.78)%
2001	60,788	7.13	433	0.70%	0.00%	(18.44)%
VIP Overseas Portfolio — Initial Class
2003	13,119	27.02	354	0.70%	0.82%	42.37%
2002	9,210	18.98	175	0.70%	0.81%	(20.84)%
2001	7,322	23.97	176	0.70%	5.30%	(21.72)%
Fidelity Variable Insurance Products Fund II (VIP II):
VIP II Asset ManagerSM Portfolio — Initial Class
2003	10,314	30.96	319	0.70%	3.70%	17.15%
2002	8,611	26.43	228	0.70%	3.96%	(9.37)%
2001	8,491	29.16	248	0.70%	4.24%	(4.77)%
VIP II Contrafund® Portfolio — Initial Class
2003	107,026	30.67	3,282	0.70%	0.45%	27.57%
2002	105,161	24.04	2,528	0.70%	0.81%	(9.98)%
2001	109,907	26.71	2,936	0.70%	0.80%	(12.86)%
VIP II Contrafund® Portfolio — Service Class 2
2003	107,149	9.26	992	0.70%	0.22%	27.30%
2002	55,714	7.27	405	0.70%	0.51%	(10.24)%
2001	23,700	8.10	192	0.70%	0.00%	(13.09)%
Fidelity Variable Insurance Products Fund III (VIP III):
VIP III Dynamic Capital Appreciation Portfolio —Service Class 2
2003	177	11.90	2	0.70%	0.00%	19.03%
VIP III Growth & Income Portfolio — Initial Class
2003	77,244	15.29	1,181	0.70%	1.19%	22.91%
2002	73,891	12.44	919	0.70%	1.22%	(17.20)%
2001	66,877	15.03	1,005	0.70%	1.23%	(9.39)%
VIP III Growth & Income Portfolio — Service Class 2
2003	31,503	8.69	274	0.70%	0.75%	22.58%
2002	21,637	7.09	153	0.70%	1.18%	(17.43)%
2001	13,655	8.59	117	0.70%	0.00%	(9.65)%

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2003

Type II:	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
		Unit Value	000s
VIP III Growth Opportunities Portfolio — Initial Class
2003	26,615	$11.07	$295	0.70%	0.72%	28.96%
2002	22,930	8.58	197	0.70%	1.09%	(22.39)%
2001	24,875	11.06	275	0.70%	0.36%	(15.02)%
VIP III Mid Cap Portfolio — Service Class 2
2003	89,513	11.74	1,051	0.70%	0.18%	37.28%
2002	46,405	8.55	397	0.70%	0.43%	(10.65)%
2001	12,355	9.57	118	0.70%	0.00%	(4.19)%
GE Investments Funds, Inc.:
Global Income Fund
2003	12,787	13.16	168	0.70%	3.49%	10.91%
2002	10,966	11.86	130	0.70%	0.77%	15.82%
2001	8,893	10.24	91	0.70%	0.00%	(2.37)%
Income Fund
2003	77,398	13.84	1,071	0.70%	3.39%	2.87%
2002	133,661	13.45	1,798	0.70%	5.18%	9.12%
2001	28,562	12.33	352	0.70%	5.09%	6.67%
International Equity Fund
2003	34,577	13.51	467	0.70%	1.09%	36.94%
2002	30,591	9.87	302	0.70%	1.22%	(24.36)%
2001	23,877	13.04	311	0.70%	1.06%	(21.42)%
Mid-Cap Value Equity Fund
2003	87,431	19.71	1,723	0.70%	1.58%	32.01%
2002	72,247	14.93	1,079	0.70%	0.92%	(14.37)%
2001	64,428	17.44	1,124	0.70%	0.91%	(0.38)%
Money Market Fund
2003	383,069	19.48	7,464	0.70%	0.80%	0.07%
2002	444,423	19.47	8,653	0.70%	1.46%	0.76%
2001	375,930	19.32	7,263	0.70%	3.86%	3.24%
Premier Growth Equity Fund
2003	150,000	10.06	1,509	0.70%	0.22%	28.01%
2002	97,973	7.86	770	0.70%	0.05%	(21.57)%
2001	77,433	10.02	776	0.70%	0.12%	(9.78)%
Real Estate Securities Fund
2003	32,239	29.56	953	0.70%	3.71%	36.42%
2002	31,288	21.67	678	0.70%	4.91%	(2.04)%
2001	24,349	22.12	539	0.70%	4.16%	11.05%
S&P 500® Index Fund
2003	175,964	48.49	8,533	0.70%	1.38%	27.38%
2002	168,621	38.07	6,419	0.70%	1.32%	(22.91)%
2001	145,112	49.38	7,166	0.70%	1.09%	(12.88)%
Small-Cap Value Equity Fund
2003	46,706	12.64	590	0.70%	0.08%	23.25%
2002	28,077	10.25	288	0.70%	0.35%	(14.46)%
2001	8,753	11.99	105	0.70%	0.72%	9.20%

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Consolidated Statement — Continued

Type II:	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
		Unit Value	000s
Total Return Fund
2003	21,189	$43.21	$916	0.70%	1.30%	19.47%
2002	16,545	36.17	598	0.70%	2.39%	(9.95)%
2001	16,248	40.16	653	0.70%	1.12%	(3.57)%
U.S. Equity Fund
2003	91,590	11.20	1,026	0.70%	0.89%	22.41%
2002	98,826	9.15	904	0.70%	0.89%	(19.83)%
2001	105,740	11.41	1,206	0.70%	0.75%	(9.12)%
Value Equity Fund
2003	21,350	9.10	194	0.70%	1.69%	23.18%
2002	17,703	7.39	131	0.70%	1.11%	(18.14)%
2001	8,331	9.03	75	0.70%	1.55%	(9.40)%
Goldman Sachs Variable Insurance Trust:
Goldman Sachs Growth and Income Fund
2003	16,805	8.62	145	0.70%	1.31%	23.49%
2002	20,760	6.98	145	0.70%	2.06%	(11.96)%
2001	13,984	7.93	111	0.70%	0.49%	(9.98)%
Goldman Sachs Mid Cap Value Fund
2003	74,805	14.77	1,105	0.70%	0.92%	27.49%
2002	84,028	11.59	974	0.70%	0.99%	(5.36)%
2001	76,066	12.24	931	0.70%	1.29%	11.26%
Greenwich Street Series Fund:
Salomon Brothers Variable Emerging Growth Fund — Class II
2003	128	12.64	2	0.70%	0.00%	26.38%
Janus Aspen Series:
Balanced Portfolio — Institutional Shares
2003	118,040	24.14	2,850	0.70%	2.15%	13.25%
2002	150,095	21.32	3,200	0.70%	2.47%	(7.10)%
2001	150,202	22.95	3,447	0.70%	1.42%	(5.34)%
Balanced Portfolio — Service Shares
2003	148,936	9.62	1,433	0.70%	1.98%	12.93%
2002	117,565	8.52	1,002	0.70%	2.28%	(7.33)%
2001	61,208	9.19	563	0.70%	1.84%	(5.57)%
Capital Appreciation Portfolio — Institutional Shares
2003	89,818	20.74	1,862	0.70%	0.47%	19.69%
2002	118,598	17.32	2,054	0.70%	0.57%	(16.26)%
2001	121,421	20.69	2,512	0.70%	0.44%	(22.22)%
Capital Appreciation Portfolio — Service Shares
2003	35,232	6.37	224	0.70%	0.26%	19.39%
2002	29,735	5.34	159	0.70%	0.32%	(16.52)%
2001	19,212	6.39	123	0.70%	0.47%	(22.38)%
Flexible Income Portfolio — Institutional Shares
2003	32,132	18.08	581	0.70%	4.85%	5.65%
2002	30,899	17.12	529	0.70%	4.94%	9.70%
2001	22,884	15.60	357	0.70%	3.23%	6.98%

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2003

Type II:	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
		Unit Value	000s
Global Life Sciences Portfolio — Service Shares
2003	25,559	$8.32	$213	0.70%	0.00%	25.31%
2002	20,648	6.64	137	0.70%	0.00%	(30.04)%
2001	14,783	9.49	140	0.70%	0.00%	(17.34)%
Global Technology Portfolio — Service Shares
2003	62,665	3.63	228	0.70%	0.00%	45.45%
2002	41,442	2.50	104	0.70%	0.00%	(41.35)%
2001	24,502	4.26	104	0.70%	0.00%	(37.76)%
Growth Portfolio — Institutional Shares
2003	134,660	21.14	2,846	0.70%	0.09%	30.81%
2002	131,849	16.16	2,131	0.70%	0.00%	(27.02)%
2001	136,402	22.14	3,020	0.70%	0.02%	(25.26)%
Growth Portfolio — Service Shares
2003	36,456	5.87	214	0.70%	0.00%	30.57%
2002	30,203	4.49	136	0.70%	0.00%	(27.23)%
2001	21,087	6.17	130	0.70%	0.00%	(25.43)%
International Growth Portfolio — Institutional Shares
2003	83,681	18.31	1,532	0.70%	1.25%	33.97%
2002	84,814	13.66	1,159	0.70%	0.86%	(26.11)%
2001	95,757	18.49	1,771	0.70%	0.40%	(23.78)%
International Growth Portfolio — Service Shares
2003	38,190	6.51	249	0.70%	1.01%	33.59%
2002	28,173	4.87	137	0.70%	0.72%	(26.28)%
2001	17,206	6.61	114	0.70%	0.21%	(23.97)%
Mid Cap Growth Portfolio — Service Shares
2003	72,473	3.93	284	0.70%	0.00%	33.82%
2002	59,086	2.93	173	0.70%	0.00%	(28.62)%
2001	28,395	4.11	117	0.70%	0.00%	(40.02)%
Mid Cap Growth Portfolio — Institutional Shares
2003	120,393	20.22	2,435	0.70%	0.00%	34.16%
2002	115,952	15.07	1,747	0.70%	0.00%	(28.44)%
2001	109,492	21.06	2,306	0.70%	0.00%	(39.88)%
Worldwide Growth Portfolio — Institutional Shares
2003	105,867	23.47	2,484	0.70%	1.10%	23.12%
2002	144,792	19.06	2,760	0.70%	0.89%	(26.02)%
2001	144,970	25.76	3,734	0.70%	0.25%	(22.98)%
Worldwide Growth Portfolio — Service Shares
2003	54,662	6.05	331	0.70%	0.86%	22.82%
2002	48,691	4.93	240	0.70%	0.73%	(26.23)%
2001	22,940	6.68	153	0.70%	0.12%	(23.16)%
MFS® Variable Insurance Trust:
MFS® Investors Growth Stock Series — Service Class Shares
2003	33,326	5.68	189	0.70%	0.00%	21.75%
2002	23,388	4.67	109	0.70%	0.00%	(28.22)%
2001	11,383	6.50	74	0.70%	0.01%	(25.36)%

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2003

Type II:	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
		Unit Value	000s
MFS® Investors Trust Series — Service Class Shares
2003	14,833	$7.67	$114	0.70%	0.46%	20.98%
2002	13,017	6.34	83	0.70%	0.40%	(21.71)%
2001	8,997	8.09	73	0.70%	0.10%	(16.69)%
MFS® New Discovery Series — Service Class Shares
2003	75,499	7.61	574	0.70%	0.00%	32.50%
2002	21,603	5.74	124	0.70%	0.00%	(32.28)%
2001	7,898	8.48	67	0.70%	0.00%	(5.92)%
MFS® Utilities Series — Service Class Shares
2003	49,227	7.52	370	0.70%	1.97%	34.62%
2002	37,194	5.59	208	0.70%	2.24%	(23.44)%
2001	25,912	7.30	189	0.70%	2.16%	(24.98)%
Nations Separate Account Trust:
Nations Marsico Growth Portfolio
2003	2,119	12.42	26	0.70%	0.00%	24.25%
Nations Marsico International Opportunities Portfolio
2003	2,081	13.46	28	0.70%	0.01%	34.58%
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth Fund/VA
2003	21,210	44.54	945	0.70%	0.00%	24.71%
2002	19,975	35.72	714	0.70%	0.68%	(28.30)%
2001	19,988	49.81	996	0.70%	0.95%	(31.75)%
Oppenheimer Aggressive Growth Fund/VA — Service Shares
2003	2,599	12.06	31	0.70%	0.00%	20.63%
Oppenheimer Bond Fund/VA
2003	20,380	30.12	614	0.70%	5.89%	6.03%
2002	24,687	28.41	701	0.70%	7.07%	8.32%
2001	20,879	26.23	548	0.70%	6.48%	7.03%
Oppenheimer Capital Appreciation Fund/VA
2003	28,204	59.30	1,673	0.70%	0.39%	30.03%
2002	28,174	45.61	1,285	0.70%	0.62%	(27.37)%
2001	28,225	62.80	1,773	0.70%	0.62%	(13.19)%
Oppenheimer Capital Appreciation Fund/VA — Service Shares
2003	333	12.37	4	0.70%	0.00%	23.72%
Oppenheimer Global Securities Fund/VA — Service Shares
2003	56,356	9.18	518	0.70%	0.56%	41.86%
2002	38,218	6.47	247	0.70%	0.43%	(22.91)%
2001	21,714	8.40	182	0.70%	0.15%	(12.79)%
Oppenheimer High Income Fund/VA
2003	31,380	40.93	1,284	0.70%	7.05%	23.09%
2002	32,150	33.25	1,069	0.70%	10.58%	(3.08)%
2001	34,909	34.30	1,197	0.70%	10.12%	1.25%

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2003

Type II:	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
		Unit Value	000s
Oppenheimer Main Street Fund/VA — Service Shares
2003	67,943	$8.09	$550	0.70%	0.78%	25.55%
2002	49,197	6.44	317	0.70%	0.47%	(19.60)%
2001	21,746	8.01	174	0.70%	0.04%	(10.91)%
Oppenheimer Main Street Small Cap Fund/VA — Service Shares
2003	730	13.78	1	0.70%	0.00%	37.80%
Oppenheimer Multiple Strategies Fund/VA
2003	12,263	41.13	504	0.70%	2.89%	24.08%
2002	12,634	33.15	419	0.70%	3.62%	(11.03)%
2001	11,900	37.25	443	0.70%	3.71%	(10.91)%
PBHG Insurance Series Fund, Inc:
PBHG Growth II Portfolio
2003	49,925	9.54	476	0.70%	0.00%	24.82%
2002	49,673	7.64	380	0.70%	0.00%	(30.92)%
2001	45,469	11.07	503	0.70%	0.00%	(40.89)%
PBHG Large Cap Growth Portfolio
2003	35,568	15.95	567	0.70%	0.00%	30.27%
2002	28,295	12.24	346	0.70%	0.00%	(29.81)%
2001	27,510	17.44	480	0.70%	0.00%	(28.79)%
PIMCO Variable Insurance Trust:
Foreign Bond Portfolio — Administrative Class Shares
2003	3,816	12.06	46	0.70%	2.67%	1.54%
2002	2,535	11.88	30	0.70%	3.38%	7.43%
2001	723	11.06	8	0.70%	3.35%	6.84%
High Yield Portfolio — Administrative Class Shares
2003	29,080	11.92	347	0.70%	7.37%	21.99%
2002	14,509	9.77	142	0.70%	7.40%	(1.88)%
2001	4,802	9.96	48	0.70%	6.99%	1.63%
Long-Term U.S. Government Portfolio — Administrative Class Shares
2003	49,545	13.69	678	0.70%	3.03%	3.17%
2002	36,158	13.27	480	0.70%	4.05%	16.76%
2001	8,682	11.36	99	0.70%	4.12%	5.11%
Total Return Portfolio — Administrative Class Shares
2003	112,041	12.61	1,412	0.70%	2.85%	4.30%
2002	51,433	12.09	622	0.70%	3.73%	8.31%
2001	10,197	11.16	114	0.70%	3.87%	7.61%
The Prudential Series Fund, Inc:
Jennison 20/20 Focus Portfolio — Class II
2003	1	12.40	1	0.70%	0.00%	23.98%
Jennison Portfolio — Class II
2003	53	12.19	1	0.70%	0.00%	21.90%
Rydex Variable Trust:
OTC Fund
2003	17,929	3.66	66	0.70%	0.00%	44.40%
2002	14,577	2.53	37	0.70%	0.00%	(39.28)%
2001	5,028	4.17	21	0.70%	0.00%	(35.63)%

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2003

Type II:	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
		Unit Value	000s
Salomon Brothers Variable Series Fund Inc:
Salomon Brothers Variable All Cap Fund — Class II
2003	164	$13.00	$2	0.70%	0.00%	29.99%
Salomon Brothers Variable Investors Fund — Class I
2003	28,015	14.74	413	0.70%	1.41%	31.41%
2002	23,590	11.22	265	0.70%	1.09%	(23.59)%
2001	31,874	14.68	468	0.70%	0.87%	(4.82)%
Salomon Brothers Variable Strategic Bond Fund — Class I
2003	31,290	14.05	440	0.70%	5.98%	12.44%
2002	29,849	12.49	373	0.70%	5.64%	8.08%
2001	22,290	11.56	258	0.70%	6.13%	6.17%
Salomon Brothers Variable Total Return Fund — Class I
2003	9,652	12.01	116	0.70%	1.85%	15.10%
2002	6,005	10.44	63	0.70%	1.74%	(7.52)%
2001	3,259	11.29	37	0.70%	3.64%	(1.50)%
Van Kampen Life Investment Trust:
Comstock Portfolio — Class II Shares
2003	10,338	10.50	109	0.70%	0.20%	29.85%
2002	56	8.09	1	0.70%	0.00%	(19.11)%
Emerging Growth Portfolio — Class II Shares
2003	3,061	9.21	28	0.70%	0.00%	26.15%
2002	13	7.30	1	0.70%	0.00%	(26.96)%

Type III:
AIM Variable Insurance Funds:
AIM V.I. Basic Value Fund — Series II Shares
2003	108	13.03	1	0.00%	0.00%	30.34%
AIM V.I. Capital Appreciation Fund — Series I Shares
2003	1,130	10.32	12	0.00%	0.00%	29.52%
2002	363	7.96	3	0.00%	0.00%	(20.36)%
AIM V.I. Growth Fund — Series I Shares
2003	758	9.75	7	0.00%	0.00%	31.24%
2002	450	7.43	3	0.00%	0.00%	(25.71)%
AIM V.I. Premier Equity Fund — Series I Shares
2003	2,383	9.50	23	0.00%	0.34%	25.08%
2002	704	7.59	5	0.00%	0.46%	(24.08)%
AllianceBernstein Variable Products Series Fund, Inc:
Growth and Income Portfolio — Class B
2003	18,031	11.05	199	0.00%	0.79%	32.18%
2002	10,029	8.36	84	0.00%	0.56%	(16.38)%
Premier Growth Portfolio — Class B
2003	1,413	9.52	13	0.00%	0.00%	23.37%
2002	194	7.72	1	0.00%	0.00%	(22.81)%
Quasar Portfolio — Class B
2003	323	10.91	4	0.00%	0.00%	48.67%
2002	165	7.34	1	0.00%	0.00%	(26.62)%
Technology Portfolio — Class B
2003	21	13.31	1	0.00%	0.00%	33.12%

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2003

Type III:	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
		Unit Value	000s
Dreyfus:
Dreyfus Investment Portfolios-Emerging Markets Fund — Initial Shares
2002	325	$9.72	$3	0.00%	1.62%	(2.84)%
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares
2003	532	9.42	5	0.00%	0.13%	26.00%
2002	351	7.48	3	0.00%	0.31%	(25.24)%
Federated Insurance Series:
Federated High Income Bond Fund II — Service Shares
2003	9,759	12.20	119	0.00%	4.65%	21.79%
2002	163	10.02	2	0.00%	6.71%	.19%
Federated International Small Company Fund II
2002	246	8.43	2	0.00%	0.00%	(15.65)%
Fidelity Variable Insurance Products Fund (VIP):
VIP Equity-Income Portfolio — Service Class 2
2003	11,384	11.32	129	0.00%	1.35%	30.03%
2002	1,929	8.71	17	0.00%	1.09%	(12.91)%
VIP Growth Portfolio — Service Class 2
2003	11,662	9.75	114	0.00%	0.10%	32.54%
2002	6,754	7.35	50	0.00%	0.10%	(26.46)%
Fidelity Variable Insurance Products Fund II (VIP II):
VIP II Contrafund® Portfolio — Service Class 2
2003	13,743	11.85	163	0.00%	0.22%	28.20%
2002	3,128	9.24	29	0.00%	0.51%	(7.57)%
Fidelity Variable Insurance Products Fund III (VIP III):
VIP III Growth & Income Portfolio — Service Class 2
2003	4,955	10.85	54	0.00%	0.75%	23.44%
2002	282	8.79	2	0.00%	1.18%	(12.07)%
VIP III Mid Cap Portfolio — Service Class 2
2003	5,791	12.65	73	0.00%	0.18%	38.25%
2002	1,364	9.15	12	0.00%	0.43%	(8.47)%
GE Investments Funds, Inc:
Income Fund
2003	2,332	11.14	26	0.00%	3.39%	3.60%
2002	1,504	10.75	16	0.00%	5.18%	7.52%
Mid-Cap Value Equity Fund
2003	10,448	11.71	122	0.00%	1.58%	32.94%
2002	3,962	8.81	35	0.00%	0.92%	(11.91)%
Money Market Fund
2003	31,882	10.21	325	0.00%	0.80%	0.78%
2002	3,924	10.13	40	0.00%	1.46%	1.30%
Premier Growth Equity Fund
2003	6,343	10.52	67	0.00%	0.22%	28.91%
2002	982	8.16	8	0.00%	0.05%	(18.37)%

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2003

Type III:	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
		Unit Value	000s
Real Estate Securities Fund
2003	3,854	$12.61	$49	0.00%	3.71%	26.14%
S&P 500® Index Fund
2003	14,324	10.48	150	0.00%	1.38%	28.27%
2002	6,520	8.17	53	0.00%	1.32%	(18.28)%
Small-Cap Value Equity Fund
2003	19,851	10.94	217	0.00%	0.08%	24.11%
2002	6,241	8.81	55	0.00%	0.35%	(11.87)%
Total Return Fund
2003	166	11.55	2	0.00%	1.30%	15.49%
U.S. Equity Fund
2003	6,852	10.37	71	0.00%	0.89%	23.28%
2002	1,364	8.41	11	0.00%	0.89%	(15.89)%
Value Equity Fund
2003	11,293	10.57	119	0.00%	1.69%	24.05%
2002	2,416	8.52	21	0.00%	1.11%	(14.82)%
Greenwich Street Series Fund:
Salomon Brothers Variable Emerging Growth Fund — Class II
2003	156	12.70	2	0.00%	0.00%	26.97%
Janus Aspen Series:
Balanced Portfolio — Service Shares
2003	6,387	10.83	69	0.00%	1.98%	13.72%
2002	2,179	9.52	21	0.00%	2.28%	(4.75)%
Capital Appreciation Portfolio — Service Shares
2003	9,123	10.73	98	0.00%	0.26%	20.23%
2002	3,788	8.92	34	0.00%	0.32%	(10.77)%
Global Life Sciences Portfolio — Service Shares
2003	378	9.50	4	0.00%	0.00%	26.19%
2002	284	7.53	2	0.00%	0.00%	(24.69)%
Global Technology Portfolio — Service Shares
2003	396	9.46	4	0.00%	0.00%	46.47%
2002	332	6.46	2	0.00%	0.00%	(35.39)%
Growth Portfolio — Service Shares
2003	541	10.29	6	0.00%	0.00%	31.49%
2002	111	7.83	1	0.00%	0.00%	(21.73)%
International Growth Portfolio — Service Shares
2003	12,887	10.93	141	0.00%	1.01%	34.53%
2002	5,541	8.13	45	0.00%	0.72%	(18.75)%
Mid Cap Growth Portfolio — Service Shares
2003	5,498	11.00	60	0.00%	0.00%	34.76%
2002	2,722	8.17	22	0.00%	0.00%	(18.35)%
Worldwide Growth Portfolio — Service Shares
2003	5,318	10.00	53	0.00%	0.86%	23.68%
2002	3,116	8.08	25	0.00%	0.73%	(19.15)%

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2003

Type III:	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
		Unit Value	000s
MFS® Variable Insurance Trust:
MFS® Investors Growth Stock Series — Service Class Shares
2003	651	$9.55	$6	0.00%	0.00%	22.60%
2002	423	7.79	3	0.00%	0.00%	(22.07)%
MFS® Investors Trust Series — Service Class Shares
2003	333	10.12	3	0.00%	0.46%	21.84%
2002	83	8.31	1	0.00%	0.40%	(16.92)%
MFS® New Discovery Series — Service Class Shares
2003	8,803	9.75	86	0.00%	0.00%	33.43%
2002	3,471	7.31	25	0.00%	0.00%	(26.90)%
MFS® Utilities Series — Service Class Shares
2003	1,575	11.84	19	0.00%	1.97%	35.57%
2002	299	8.73	3	0.00%	2.24%	(12.68)%
Nations Separate Account Trust:
Nations Marsico International Opportunities Portfolio
2003	6,048	13.52	82	0.00%	0.01%	35.21%
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth Fund/VA — Service Shares
2003	330	12.12	4	0.00%	0.00%	21.19%
Oppenheimer Capital Appreciation Fund/VA — Service Shares
2003	8	12.43	1	0.00%	0.00%	24.30%
Oppenheimer Global Securities Fund/VA — Service Shares
2003	4,788	11.63	56	0.00%	0.56%	42.86%
2002	1,860	8.14	15	0.00%	0.43%	(18.58)%
Oppenheimer Main Street Fund/VA — Service Shares
2003	4,945	10.65	53	0.00%	0.78%	26.44%
2002	3,101	8.42	26	0.00%	0.47%	(15.79)%
Oppenheimer Main Street Small Cap Fund/VA — Service Shares
2003	135	13.84	2	0.00%	0.00%	38.43%
PIMCO Variable Insurance Trust:
Foreign Bond Portfolio — Administrative Class Shares
2003	747	10.93	8	0.00%	2.67%	2.26%
2002	242	10.69	3	0.00%	3.38%	6.93%
High Yield Portfolio — Administrative Class Shares
2003	3,560	12.11	43	0.00%	7.37%	22.85%
2002	4,601	9.86	45	0.00%	7.40%	(1.43)%
Long-Term U.S. Government Portfolio — Administrative Class Shares
2003	2,256	11.85	27	0.00%	3.03%	3.90%
2002	878	11.40	10	0.00%	4.05%	14.05%

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2003

Type III:	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
		Unit Value	000s
Total Return Portfolio — Administrative Class Shares
2003	14,940	$11.26	$168	0.00%	2.85%	5.04%
2002	18,200	10.72	195	0.00%	3.73%	7.23%
Rydex Variable Trust:
OTC Fund
2003	543	9.61	5	0.00%	0.00%	45.41%
2002	36	6.61	1	0.00%	0.00%	(33.89)%
Salomon Brothers Variable Series Fund Inc:
Salomon Brothers Variable All Cap Fund — Class II
2003	103	13.06	1	0.00%	0.00%	30.60%
Van Kampen Life Investment Trust:
Comstock Portfolio — Class II Shares
2003	3,335	10.63	35	0.00%	0.20%	30.77%
2002	437	8.13	4	0.00%	0.00%	(18.73)%
Emerging Growth Portfolio — Class II Shares
2003	2,671	9.32	25	0.00%	0.00%	27.03%
2002	20	7.34	1	0.00%	0.00%	(26.62)%